UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

P.O. Box 5049

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management Inc. One Lincoln St. Boston, Massachusetts 02111	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1.	Schedule of Investments.

Quarterly Report

30 September 2016

State Street Master Funds

State Street Money Market Portfolio

State Street U.S. Government Money Market Portfolio

State Street Treasury Money Market Portfolio

State Street Treasury Plus Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

Quarterly Report

September 30, 2016 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER – 3.0%
Alpine Securitization Ltd.(a)	0.600%	10/07/2016	10/07/2016	$120,000,000	$119,988,000
Atlantic Asset Securitization LLC(a)	0.420%	10/03/2016	10/03/2016	54,341,000	54,339,732
Kells Funding LLC(a)	0.760%	11/02/2016	11/02/2016	75,000,000	74,949,333
Kells Funding LLC(a)	0.800%	11/07/2016	11/07/2016	95,000,000	94,921,889
Kells Funding LLC(a)	0.800%	11/08/2016	11/08/2016	240,000,000	239,797,333
Kells Funding LLC(a)	0.800%	11/14/2016	11/14/2016	200,000,000	199,804,445
Kells Funding LLC(a)	0.940%	12/15/2016	12/15/2016	135,000,000	134,735,625

TOTAL ASSET BACKED COMMERCIAL PAPER					918,536,357

CERTIFICATES OF DEPOSIT – 31.0%
Bank of Montreal(a)	0.689%	10/11/2016	10/11/2016	85,000,000	85,000,000
Bank of Montreal(a)	0.690%	10/03/2016	10/03/2016	225,000,000	225,000,000
Bank of Montreal(a)	0.690%	10/05/2016	10/05/2016	225,000,000	225,000,000
Bank of Montreal(a)	0.800%	11/14/2016	11/14/2016	124,000,000	124,000,000
Bank of Montreal(a)	0.800%	11/15/2016	11/15/2016	145,000,000	145,000,000
Bank of Montreal(a)	0.918%	10/14/2016	10/14/2016	100,000,000	99,999,986
Bank of Nova Scotia(a)	0.750%	10/21/2016	10/21/2016	100,000,000	100,000,000
Bank of Nova Scotia(a)	0.859%	10/07/2016	10/07/2016	400,000,000	400,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.380%	10/05/2016	10/05/2016	450,000,000	450,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.430%	10/03/2016	10/03/2016	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.790%	10/06/2016	10/06/2016	275,000,000	275,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	1.000%	01/09/2017	01/09/2017	225,000,000	225,000,000
BNP Paribas(a)	0.750%	11/02/2016	11/02/2016	350,000,000	350,000,000
Canadian Imperial Bank of Commerce(a)	0.350%	10/04/2016	10/04/2016	133,000,000	133,000,000
Canadian Imperial Bank of Commerce, 1 month USD LIBOR + 0.45%(b)	0.975%	10/24/2016	01/23/2017	200,000,000	200,000,000
Canadian Imperial Bank of Commerce, 1 month USD LIBOR + 0.51%(b)	1.035%	10/26/2016	01/26/2017	225,000,000	225,000,000
Citibank NA(a)	0.490%	10/03/2016	10/03/2016	260,000,000	260,002,300
Citibank NA(a)	0.700%	10/18/2016	10/18/2016	150,000,000	150,000,000
Citibank NA(a)	0.770%	11/14/2016	11/14/2016	200,000,000	200,000,000
Credit Suisse(a)	0.800%	10/05/2016	10/05/2016	190,000,000	190,000,000
ING Bank NV(a)	0.740%	10/11/2016	10/11/2016	449,000,000	449,000,000
ING Bank NV(a)	0.760%	10/06/2016	10/06/2016	284,000,000	284,000,000
KBC Bank NV(a)	0.400%	10/05/2016	10/05/2016	285,000,000	285,000,000
Nordea Bank AB(a)	0.350%	10/03/2016	10/03/2016	325,000,000	325,000,000
Norinchukin Bank(a)	0.600%	10/07/2016	10/07/2016	15,000,000	15,000,000
Norinchukin Bank(a)	0.900%	11/14/2016	11/14/2016	250,000,000	250,000,000
Rabobank Nederland NV(a)	0.680%	10/14/2016	10/14/2016	200,000,000	200,000,000
Rabobank Nederland NV(a)	0.750%	11/14/2016	11/14/2016	150,000,000	150,000,000
Rabobank Nederland NV(a)	0.800%	11/18/2016	11/18/2016	150,000,000	150,000,000

See accompanying Notes to Schedule of Investments.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)
Rabobank Nederland NV(a)	0.876%	10/03/2016	10/03/2016	$375,000,000	$375,000,000
Royal Bank of Canada(a)	0.813%	10/03/2016	10/03/2016	125,000,000	125,001,827
Skandinaviska Enskilda Banken AB(a)	0.655%	10/07/2016	10/07/2016	290,000,000	289,999,759
Societe Generale SA(a)	0.290%	10/03/2016	10/03/2016	169,000,000	169,000,000
Sumitomo Mitsui Banking Corp.(a)	0.760%	10/17/2016	10/17/2016	225,000,000	225,000,000
Swedbank AB(a)	0.350%	10/03/2016	10/03/2016	500,000,000	500,000,000
Swedbank AB(a)	0.365%	10/05/2016	10/05/2016	500,000,000	500,000,000
UBS AG 1 month USD LIBOR + 0.35%(b)	0.873%	10/03/2016	11/01/2016	150,000,000	150,000,000
Wells Fargo Bank NA, FedFunds 1Day Look Back + 0.43%(b)	0.830%	10/03/2016	10/04/2016	103,000,000	103,000,000
Wells Fargo Bank NA, FedFund 1Day Look Back + 0.44%(b)	0.840%	10/03/2016	10/07/2016	245,000,000	245,000,000
Wells Fargo Bank NA, 1 month USD LIBOR + 0.40%(b)	0.917%	10/11/2016	01/06/2017	200,000,000	200,000,000
Wells Fargo Bank NA, 1 month USD LIBOR + 0.40%(b)	0.918%	10/12/2016	01/10/2017	150,000,000	150,000,000

TOTAL CERTIFICATES OF DEPOSIT					9,352,003,872

FINANCIAL COMPANY COMMERCIAL PAPER – 16.7%
Australia & New Zealand Banking Group Ltd.(a)	0.650%	10/06/2016	10/06/2016	65,000,000	64,994,132
Bank Nederlandse Gemeenten NV(a)	0.400%	10/03/2016	10/03/2016	300,000,000	299,993,333
Bank Nederlandse Gemeenten NV(a)	0.420%	10/04/2016	10/04/2016	375,000,000	374,986,875
Bank Nederlandse Gemeenten NV(a)	0.420%	10/05/2016	10/05/2016	200,000,000	199,990,667
Bank of Nova Scotia(b)	1.075%	10/26/2016	01/26/2017	177,000,000	177,000,000
Banque National de Paris/Dublin(a)	0.300%	10/03/2016	10/03/2016	250,000,000	249,995,833
BNP Paribas(a)	0.980%	12/02/2016	12/02/2016	250,000,000	249,578,056
Caisse des Depots et Consignations(a)	0.580%	10/06/2016	10/06/2016	250,000,000	249,979,861
Caisse des Depots et Consignations(a)	0.595%	10/13/2016	10/13/2016	130,500,000	130,474,117
Caisse des Depots et Consignations(a)	0.595%	10/14/2016	10/14/2016	135,000,000	134,970,994
Caisse des Depots et Consignations(a)	0.750%	10/21/2016	10/21/2016	200,000,000	199,916,667
Caisse des Depots et Consignations(a)	0.830%	10/27/2016	10/27/2016	150,000,000	149,910,083
Caisse des Depots et Consignations(a)	0.830%	10/28/2016	10/28/2016	165,000,000	164,897,287
Credit Agricole Corporate & Investment Bank(a)	0.910%	11/03/2016	11/03/2016	125,000,000	124,895,729
DBS Bank Ltd.(a)	0.600%	10/04/2016	10/04/2016	40,000,000	39,998,000
DBS Bank Ltd.(a)	0.900%	11/22/2016	11/22/2016	165,000,000	164,785,500
Erste Abwicklungsanstalt(a)	1.020%	01/10/2017	01/10/2017	100,000,000	99,713,833
GE Capital Treasury Services US LLC(a)	0.340%	10/05/2016	10/05/2016	240,000,000	239,990,933
National Australia Bank Ltd.(a)(c)	0.839%	10/07/2016	10/07/2016	80,000,000	80,000,000
National Australia Bank Ltd.(a)	0.861%	10/18/2016	10/18/2016	125,000,000	125,000,000

See accompanying Notes to Schedule of Investments.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Nederlandse Waterschapsbank NV(a)	0.735%	10/03/2016	10/03/2016	$15,000,000	$14,999,388
NRW.Bank(a)	0.360%	10/06/2016	10/06/2016	200,000,000	199,990,000
Societe Generale SA(a)	0.390%	10/06/2016	10/06/2016	600,000,000	599,967,500
Societe Generale SA(a)	0.750%	11/04/2016	11/04/2016	190,000,000	189,865,417
Svenska Handelsbanken AB(a)	0.650%	10/12/2016	10/12/2016	254,000,000	253,949,553
Toyota Motor Credit Corp.(a)	0.770%	11/30/2016	11/30/2016	100,000,000	99,871,667
Toyota Motor Credit Corp.(a)	0.780%	12/06/2016	12/06/2016	164,000,000	163,765,480

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					5,043,480,905

OTHER COMMERCIAL PAPER – 0.4%
General Electric Co.(a)	0.340%	10/06/2016	10/06/2016	135,000,000	134,993,625

OTHER NOTES – 15.0%
Bank of America NA(a)	0.750%	11/10/2016	11/10/2016	228,000,000	228,000,000
Bank of America NA(a)	0.800%	11/18/2016	11/18/2016	125,000,000	125,000,000
Bank of America NA(a)	0.858%	10/11/2016	10/11/2016	105,000,000	105,000,000
Bank of America NA(a)	0.858%	10/11/2016	10/11/2016	85,000,000	85,000,000
Bank of America NA(b)	0.877%	10/06/2016	10/13/2016	145,000,000	145,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.280%	10/03/2016	10/03/2016	200,000,000	200,000,000
BNP Paribas(a)	0.280%	10/03/2016	10/03/2016	302,714,000	302,714,000
Canadian Imperial Bank of Commerce(a)	0.260%	10/03/2016	10/03/2016	775,000,000	775,000,000
Lloyds Bank PLC(a)	0.280%	10/03/2016	10/03/2016	1,016,611,000	1,016,611,000
Nordea Bank Finland PLC(a)	0.280%	10/03/2016	10/03/2016	750,000,000	750,000,000
Royal Bank of Canada(a)	0.300%	10/03/2016	10/03/2016	200,000,000	200,000,000
Svenska Handelsbanken AB(a)	0.260%	10/03/2016	10/03/2016	600,000,000	600,000,000

TOTAL OTHER NOTES					4,532,325,000

GOVERNMENT AGENCY DEBT – 2.2%
Federal Home Loan Bank(a)	0.286%	10/05/2016	10/05/2016	200,000,000	199,993,644
Federal Home Loan Bank(a)	0.298%	10/07/2016	10/07/2016	150,000,000	149,992,550
Federal Home Loan Bank(a)	0.302%	10/12/2016	10/12/2016	94,500,000	94,491,280
Federal Home Loan Bank(a)	0.305%	10/14/2016	10/14/2016	55,500,000	55,493,887
Federal Home Loan Bank(a)	0.330%	11/04/2016	11/04/2016	150,000,000	149,953,250

TOTAL GOVERNMENT AGENCY DEBT					649,924,611

TREASURY DEBT – 6.1%
U.S. Treasury Bill(a)	0.253%	10/06/2016	10/06/2016	298,500,000	298,489,602
U.S. Treasury Bill(a)	0.285%	11/03/2016	11/03/2016	178,000,000	177,953,498
U.S. Treasury Bill(a)	0.303%	11/10/2016	11/10/2016	250,000,000	249,915,708
U.S. Treasury Bill(a)	0.310%	11/25/2016	11/25/2016	351,750,000	351,585,483
U.S. Treasury Bill(a)	0.320%	10/27/2016	10/27/2016	253,000,000	252,941,529
U.S. Treasury Bill(a)	0.323%	12/08/2016	12/08/2016	150,000,000	149,905,957

See accompanying Notes to Schedule of Investments.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – (continued)
U.S. Treasury Bill(a)	0.335%	12/01/2016	12/01/2016	$150,000,000	$149,915,579
U.S. Treasury Bill(a)	0.363%	12/15/2016	12/15/2016	224,000,000	223,825,521

TOTAL TREASURY DEBT					1,854,532,877

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 10.5%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by Federal National Mortgage Associations, 3.000% – 4.000% due 09/01/2042 – 01/01/2046, valued at $45,900,000); expected proceeds $45,001,875	0.500%	10/03/2016	10/03/2016	45,000,000	45,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/28/2016 (collateralized by Federal National Mortgage Associations, 3.000% – 6.000% due 05/01/2018 – 04/01/2046, a Government National Mortgage Association, 4.000% due 08/20/2044, a U.S. Treasury Bill, 0.000% due 04/27/2017, a U.S. Treasury Note, 0.875% due 05/15/2017, and a U.S. Treasury Strip, 0.000% due 02/15/2019, valued at $153,000,000); expected proceeds $150,012,250	0.420%	10/05/2016	10/05/2016	150,000,000	150,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by Federal National Mortgage Associations, 2.000% – 6.000% due 11/01/2018 – 09/01/2046, and Government National Mortgage Associations, 1.875% – 3.500% due 05/20/2034 – 07/20/2046, valued at $247,860,001); expected proceeds $243,010,125	0.500%	10/03/2016	10/03/2016	243,000,000	243,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a Federal Home Loan Discount Note, 0.000% due 12/30/2016, and U.S. Treasury Notes, 1.000% – 3.125% due 04/30/2017 – 09/30/2019, valued at $127,500,088); expected proceeds $125,010,938	0.450%	10/07/2016	10/07/2016	125,000,000	125,000,000

See accompanying Notes to Schedule of Investments.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by Federal National Mortgage Associations, 2.000% – 7.500% due 02/01/2021 – 10/01/2046, valued at $714,000,000); expected proceeds $700,062,611	0.460%	10/07/2016	10/07/2016	$700,000,000	$700,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/26/2016 (collateralized by Federal National Mortgage Associations, 2.000% – 7.500% due 05/01/2018 – 11/01/2048, valued at $367,200,001); expected proceeds $360,022,400	0.320%	10/03/2016	10/03/2016	360,000,000	360,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/27/2016 (collateralized by a Government National Mortgage Association, 3.500% due 05/20/2046, valued at $255,000,001); expected proceeds $250,016,528	0.340%	10/04/2016	10/04/2016	250,000,000	250,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by Federal National Mortgage Associations, 3.500% – 4.000% due 08/01/2042 – 11/01/2044, valued at $94,531,561); expected proceeds $92,681,862	0.500%	10/03/2016	10/03/2016	92,678,000	92,678,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by Government National Mortgage Associations, 2.500% – 3.500% due 01/20/2046 – 09/20/2046, valued at $204,000,001); expected proceeds $200,017,500	0.450%	10/07/2016	10/07/2016	200,000,000	200,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2016 (collateralized by Federal Home Loan Mortgage Corporations, 4.000% – 6.500% due 05/01/2022 – 03/01/2045, valued at $168,301,449); expected proceeds $165,006,463	0.470%	10/03/2016	10/03/2016	165,000,000	165,000,000
Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/27/2016 (collateralized by Federal National Mortgage Associations, 2.500% – 5.500% due 12/01/2025 – 02/01/2046, valued at $25,500,345); expected proceeds $25,001,701	0.350%	10/04/2016	10/04/2016	25,000,000	25,000,000

See accompanying Notes to Schedule of Investments.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2016 (collateralized by Federal National Mortgage Associations, 2.500% – 11.000% due 12/01/2016 – 12/01/2049, valued at $83,644,052); expected proceeds $82,003,553	0.520%	10/03/2016	10/03/2016	$82,000,000	$82,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/27/2016 (collateralized by Federal National Mortgage Associations, 2.100% – 6.000% due 05/01/2020 – 02/01/2045, Government National Mortgage Associations, 3.000% – 4.500% due 08/20/2044 – 08/20/2046, and U.S. Treasury Notes, 1.000% – 1.875% due 05/15/2018 – 08/31/2022, valued at $306,000,032); expected proceeds $300,033,333	0.400%	10/07/2016	10/07/2016	300,000,000	300,000,000

Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by Federal Farm Credit Banks, 0.000% – 0.809% due 11/08/2016 – 03/08/2018, Federal Home Loan Banks, 0.625% – 5.000% due 11/17/2017 – 07/14/2021, Federal Home Loan Discount Notes, 0.000% due 10/26/2016 – 02/10/2017, Federal Home Loan Mortgage Corporations, 0.000% – 2.375% due 01/18/2017 – 01/13/2022, Federal National Mortgage Associations, 1.125% – 6.625% due 01/30/2017 – 11/15/2030, a U.S. Treasury Inflation Index Bond, 2.500% due 01/15/2029, and U.S. Treasury Inflation Index Notes, 0.125% – 2.375% due 01/15/2017 – 07/15/2026, valued at $426,378,505); expected proceeds $418,018,113

	0.520%	10/03/2016	10/03/2016	418,000,000	418,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					3,155,678,000

OTHER REPURCHASE AGREEMENTS – 2.2%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by various Corporate Bonds, 1.000% – 9.750% due 11/28/2016 – 01/01/2049, valued at $158,107,738); expected proceeds $150,006,875	0.550%	10/03/2016	10/03/2016	150,000,000	150,000,000

See accompanying Notes to Schedule of Investments.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by various Corporate Bonds, 1.375% – 6.875% due 03/20/2017 – 11/03/2055, and U.S. Treasury Notes, 0.875% – 3.375% due 11/15/2017 – 11/15/2019, valued at $260,546,305); expected proceeds $250,550,000(d)	0.880%	10/03/2016	12/29/2016	$250,000,000	$250,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2016 (collateralized by various Corporate Bonds, 4.125% – 10.000% due 10/15/2016 – 12/15/2037, valued at $57,503,272); expected proceeds $50,125,347(d)	0.950%	01/03/2017	01/03/2017	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/16/2016 (collateralized by various Common Stocks, valued at $216,076,645); expected proceeds $200,563,267(d)	0.852%	01/13/2017	01/13/2017	200,000,000	200,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					650,000,000

TREASURY REPURCHASE AGREEMENTS – 9.7%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/22/2016 (collateralized by U.S. Treasury Bills, 0.000% due 01/12/2017 – 02/02/2017, a U.S. Treasury Bond, 8.500% due 02/15/2020, U.S. Treasury Inflation Index Notes, 0.125% – 2.125% due 04/15/2017 – 01/15/2019, and U.S. Treasury Notes, 0.875% – 2.375% due 11/30/2017 – 07/31/2021, valued at $357,000,034); expected proceeds $350,051,042	0.350%	10/07/2016	10/07/2016	350,000,000	350,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by U.S. Treasury Notes, 1.125% – 2.250% due 10/31/2019 – 11/15/2025, valued at $81,600,054); expected proceeds $80,003,467	0.520%	10/03/2016	10/03/2016	80,000,000	80,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a U.S. Treasury Note, 1.375% due 09/30/2018, valued at $167,280,011); expected proceeds $164,006,833	0.500%	10/03/2016	10/03/2016	164,000,000	164,000,000

See accompanying Notes to Schedule of Investments.

State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a U.S. Treasury Bond, 4.750% due 02/15/2037, and U.S. Treasury Notes, 2.000% – 2.125% due 11/30/2020 – 02/15/2023, valued at $1,325,027,628); expected proceeds $1,325,027,604	0.250%	10/03/2016	10/03/2016	$1,325,000,000	$1,325,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/28/2016 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2026 – 08/15/2040, valued at $357,001,538); expected proceeds $350,027,222	0.400%	10/05/2016	10/05/2016	350,000,000	350,000,000
Agreement with President and Fellows of Harvard College, dated 09/27/2016 (collateralized by U.S. Treasury Notes, 0.750% – 1.750% due 12/31/2017 – 01/31/2023, valued at $423,335,109); expected proceeds $422,945,949	0.650%	10/04/2016	10/04/2016	422,892,500	422,892,500
Agreement with President and Fellows of Harvard College, dated 09/28/2016 (collateralized by U.S. Treasury Notes, 2.000% – 2.125% due 08/31/2021 – 09/30/2021, valued at $228,047,621); expected proceeds $228,795,861	0.750%	10/05/2016	10/05/2016	228,762,500	228,762,500

TOTAL TREASURY REPURCHASE AGREEMENTS					2,920,655,000

TOTAL INVESTMENTS – 96.8%(e)(f)					29,212,130,247
Other Assets in Excess of Liabilities – 3.2%					967,529,733

NET ASSETS – 100.0%					$30,179,659,980

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2016.

(c)

Rule 144A, Section 4(a)(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $80,000,000 or 0.3% of net assets as of September 30, 2016.

(d)	Illiquid security. These securities represent $500,000,000 or 1.7% of net assets as of September 30, 2016.

(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying notes to schedule of investments).

(f)	Also represents the cost for federal tax purposes.

See accompanying Notes to Schedule of Investments.

State Street U.S. Government Money Market Portfolio

Schedule of Investments

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – 42.1%
Federal Farm Credit Bank(a)	0.360%	10/07/2016	10/07/2016	$30,200,000	$30,198,188
Federal Farm Credit Bank, 1 month USD LIBOR + 0.05%(b)	0.474%	10/31/2016	08/30/2017	124,900,000	124,888,463
Federal Farm Credit Bank, 1 month USD LIBOR + 0.04%(b)	0.484%	10/31/2016	11/30/2017	150,000,000	149,977,951
Federal Farm Credit Bank, 1 month USD LIBOR + 0.04%(b)	0.489%	10/31/2016	10/30/2017	125,000,000	124,995,905
Federal Farm Credit Bank(a)	0.515%	10/26/2016	10/26/2016	95,400,000	95,400,000
Federal Farm Credit Bank, 1 month USD LIBOR + 0.07%(b)	0.584%	10/07/2016	11/07/2017	150,000,000	149,993,340
Federal Farm Credit Bank, 1 month USD LIBOR + 0.01%(b)	0.529%	10/15/2016	05/15/2017	158,750,000	158,746,115
Federal Farm Credit Bank, 1 month USD LIBOR + 0.13%(b)	0.653%	10/04/2016	12/04/2017	125,000,000	125,209,590
Federal Farm Credit Bank, 1 month USD LIBOR + 0.04%(b)	0.562%	10/27/2016	04/27/2017	119,600,000	119,595,178
Federal Home Loan Bank(a)	0.290%	12/23/2016	12/23/2016	174,000,000	173,883,662
Federal Home Loan Bank(a)	0.290%	12/30/2016	12/30/2016	180,000,000	179,869,500
Federal Home Loan Bank(a)	0.293%	12/28/2016	12/28/2016	200,000,000	199,856,756
Federal Home Loan Bank(a)	0.310%	10/31/2016	10/31/2016	200,000,000	199,948,333
Federal Home Loan Bank(a)	0.324%	12/21/2016	12/21/2016	99,000,000	98,927,829
Federal Home Loan Bank(a)	0.330%	11/04/2016	11/04/2016	60,000,000	59,981,300
Federal Home Loan Bank(a)	0.331%	11/09/2016	11/09/2016	48,000,000	47,982,788
Federal Home Loan Bank(a)	0.344%	11/16/2016	11/16/2016	39,000,000	38,982,857
Federal Home Loan Bank(a)	0.349%	11/02/2016	11/02/2016	174,000,000	173,950,377
Federal Home Loan Bank(a)	0.369%	10/07/2016	10/07/2016	250,000,000	249,984,625
Federal Home Loan Bank(a)	0.370%	10/05/2016	10/05/2016	188,000,000	187,992,271
Federal Home Loan Bank(a)	0.372%	10/26/2016	10/26/2016	200,000,000	199,948,333
Federal Home Loan Bank(a)	0.378%	10/19/2016	10/19/2016	99,000,000	98,981,289
Federal Home Loan Bank(a)	0.379%	10/12/2016	10/12/2016	318,000,000	317,963,174
Federal Home Loan Bank(a)	0.379%	10/21/2016	10/21/2016	178,000,000	177,962,521
Federal Home Loan Bank(a)	0.380%	10/14/2016	10/14/2016	279,000,000	278,961,715
Federal Home Loan Bank(a)	0.429%	01/04/2017	01/04/2017	89,500,000	89,398,679
Federal Home Loan Bank(a)	0.435%	01/06/2017	01/06/2017	199,000,000	198,766,755
Federal Home Loan Bank(a)	0.450%	01/13/2017	01/13/2017	199,000,000	198,741,300
Federal Home Loan Bank(a)	0.460%	03/29/2017	03/29/2017	200,000,000	199,542,556
Federal Home Loan Bank(a)	0.465%	01/18/2017	01/18/2017	99,000,000	98,860,616
Federal Home Loan Bank(a)	0.475%	01/20/2017	01/20/2017	100,000,000	99,853,542
Federal Home Loan Bank(a)	0.485%	01/25/2017	01/25/2017	100,000,000	99,843,722
Federal Home Loan Bank(a)	0.510%	03/22/2017	03/22/2017	397,600,000	396,633,945
Federal Home Loan Bank, 1 month USD LIBOR + 0.01%(b)	0.536%	10/18/2016	05/18/2017	148,600,000	148,600,000

See accompanying Notes to Schedule of Investments.

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Bank, 3 month USD LIBOR + 0.29%(b)	0.556%	10/03/2016	10/03/2017	$73,900,000	$73,900,000
Federal Home Loan Bank(a)	0.560%	03/15/2017	03/15/2017	249,000,000	248,360,900
Federal Home Loan Bank, 3 month USD LIBOR + 0.01%(b)	0.596%	10/20/2016	04/20/2017	146,800,000	146,800,000
Federal Home Loan Bank, 3 month USD LIBOR + 0.05%(b)	0.620%	10/11/2016	01/11/2017	152,600,000	152,600,000
Federal Home Loan Bank, 3 month USD LIBOR + 0.05%(b)	0.743%	11/08/2016	08/08/2017	250,000,000	250,000,000
Federal Home Loan Bank, 3 month USD LIBOR + 0.11%(b)	0.747%	12/20/2016	06/20/2017	28,200,000	28,198,864
Federal Home Loan Bank, 3 month USD LIBOR + 0.09%(b)	0.753%	12/08/2016	09/08/2017	275,000,000	275,000,000
Federal Home Loan Bank, 3 month USD LIBOR + 0.10%(b)	0.754%	12/29/2016	06/29/2017	368,350,000	368,350,000
Federal Home Loan Bank, 1 month USD LIBOR + 0.01%(b)	0.534%	10/28/2016	11/28/2017	250,000,000	249,985,287
Federal Home Loan Bank, 1 month USD LIBOR + 0.02%(b)	0.543%	10/04/2016	05/04/2017	220,600,000	220,600,000
Federal Home Loan Bank, 1 month USD LIBOR + 0.01%(b)	0.556%	10/23/2016	05/23/2017	80,800,000	80,800,000
Federal Home Loan Bank, 3 month USD LIBOR + 0.08%(b)	0.677%	11/01/2016	11/01/2017	50,000,000	50,000,000
Federal Home Loan Bank, 3 month USD LIBOR + 0.06%(b)	0.728%	11/08/2016	02/08/2017	40,000,000	39,999,290
Federal Home Loan Bank, 3 month USD LIBOR + 0.06%(b)	0.758%	11/12/2016	02/10/2017	278,500,000	278,494,950
Federal Home Loan Bank, 3 month USD LIBOR + 0.05%(b)	0.811%	12/14/2016	06/14/2017	300,000,000	300,000,000
Federal Home Loan Bank, 1 month USD LIBOR + 0.01%(b)	0.515%	10/25/2016	10/25/2016	58,700,000	58,700,000
Federal Home Loan Bank, 3 month USD LIBOR + 0.05%(b)	0.622%	11/09/2016	02/09/2017	175,000,000	175,000,000
Federal Home Loan Bank, 3 month USD LIBOR + 0.05%(b)	0.624%	10/13/2016	01/13/2017	150,600,000	150,600,000
Federal Home Loan Bank, 1 month USD LIBOR + 0.01%(b)	0.515%	10/02/2016	10/02/2017	275,000,000	275,000,000
Federal Home Loan Bank, 3 month USD LIBOR + 0.18%(b)	0.637%	11/15/2016	11/15/2017	250,000,000	250,000,000
Federal Home Loan Bank, 3 month USD LIBOR + 0.06%(b)	0.728%	11/08/2016	02/08/2017	55,700,000	55,699,011
Federal Home Loan Bank, 1 month USD LIBOR + 0.01%(b)	0.509%	10/28/2016	08/28/2017	188,500,000	188,500,000

See accompanying Notes to Schedule of Investments.

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Bank, 3 month USD LIBOR + 0.18%(b)	0.637%	11/13/2016	11/13/2017	$125,000,000	$125,000,000
Federal Home Loan Bank, 1 month USD LIBOR + 0.02%(b)	0.504%	10/07/2016	09/07/2017	181,000,000	181,000,000
Federal Home Loan Bank, 1 month USD LIBOR + 0.05%(b)	0.617%	10/10/2016	07/10/2017	175,000,000	174,996,661
Federal Home Loan Mortgage Corp.(a)	0.259%	11/18/2016	11/18/2016	204,250,000	204,179,466
Federal Home Loan Mortgage Corp.(a)	0.270%	11/09/2016	11/09/2016	70,000,000	69,979,525
Federal Home Loan Mortgage Corp.(a)	0.300%	12/16/2016	12/16/2016	208,000,000	207,868,267
Federal Home Loan Mortgage Corp.(a)	0.315%	10/07/2016	10/07/2016	212,500,000	212,488,844
Federal Home Loan Mortgage Corp.(a)	0.340%	12/07/2016	12/07/2016	95,000,000	94,939,886
Federal Home Loan Mortgage Corp.(a)	0.400%	01/04/2017	01/04/2017	87,752,000	87,659,373
Federal Home Loan Mortgage Corp.(a)	0.440%	11/16/2016	11/16/2016	122,300,000	122,231,240
Federal Home Loan Mortgage Corp., 1 month USD LIBOR + 0.01%(b)	0.537%	10/20/2016	04/20/2017	125,000,000	124,989,472
Federal Home Loan Mortgage Corp., 3 month USD LIBOR + 0.08%(b)	0.781%	12/21/2016	12/21/2017	75,000,000	75,000,000
Federal Home Loan Mortgage Corp., 1 month USD LIBOR + 0.04%(b)	0.567%	10/13/2016	11/13/2017	250,000,000	250,000,000
Federal Home Loan Mortgage Corp.(a)	0.300%	10/06/2016	10/06/2016	180,500,000	180,492,479
Federal Home Loan Mortgage Corp.(a)	0.300%	11/15/2016	11/15/2016	79,000,000	78,970,375
Federal Home Loan Mortgage Corp.(a)	0.310%	11/01/2016	11/01/2016	168,000,000	167,955,153
Federal Home Loan Mortgage Corp.(a)	0.400%	11/17/2016	11/17/2016	187,250,000	187,152,214
Federal Home Loan Mortgage Corp.(a)	0.400%	12/22/2016	12/22/2016	173,750,000	173,591,694
Federal National Mortgage Assoc.(a)	0.270%	12/28/2016	12/28/2016	151,000,000	150,900,340
Federal National Mortgage Assoc.(a)	0.289%	12/21/2016	12/21/2016	106,000,000	105,931,073
Federal National Mortgage Assoc.(a)	0.290%	11/02/2016	11/02/2016	130,000,000	129,966,489
Federal National Mortgage Assoc.(a)	0.290%	12/16/2016	12/16/2016	26,900,000	26,883,531
Federal National Mortgage Assoc.(a)	0.298%	11/09/2016	11/09/2016	125,700,000	125,660,035
Federal National Mortgage Assoc.(a)	0.310%	10/12/2016	10/12/2016	142,745,000	142,731,479
Federal National Mortgage Assoc.(a)	0.330%	10/04/2016	10/04/2016	178,800,000	178,795,083
Federal National Mortgage Assoc.(a)	0.330%	12/07/2016	12/07/2016	111,614,000	111,544,967
Federal National Mortgage Assoc.(a)	0.400%	01/17/2017	01/17/2017	201,000,000	200,758,800
Federal National Mortgage Assoc.(a)	0.420%	10/17/2016	10/17/2016	262,900,000	262,850,925
Federal National Mortgage Assoc.(a)	0.430%	10/05/2016	10/05/2016	336,839,000	336,823,753
Federal National Mortgage Assoc.(a)	0.480%	02/14/2017	02/14/2017	276,400,000	275,898,795
Federal National Mortgage Assoc., 1 month USD LIBOR + 0.01%(b)	0.533%	10/05/2016	10/05/2017	75,000,000	74,970,410
Federal National Mortgage Assoc., 1 month USD LIBOR + 0.01%(b)	0.540%	10/16/2016	08/16/2017	300,000,000	299,973,576
Federal National Mortgage Assoc., 3 month USD LIBOR + 0.03%(b)	0.635%	10/11/2016	01/11/2018	125,000,000	125,000,000

See accompanying Notes to Schedule of Investments.

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal National Mortgage Assoc., 3 month USD LIBOR + 0.05%(b)	0.811%	12/21/2016	03/21/2018	$250,000,000	$250,625,019
Federal National Mortgage Assoc., 1 month USD LIBOR + 0.01%(b)	0.527%	10/08/2016	09/08/2017	220,000,000	219,937,836

TOTAL GOVERNMENT AGENCY DEBT					14,948,758,237

TREASURY DEBT – 15.2%
U.S. Treasury Bill(a)	0.173%	10/20/2016	10/20/2016	150,000,000	149,985,964
U.S. Treasury Bill(a)	0.270%	10/06/2016	10/06/2016	500,000,000	499,982,050
U.S. Treasury Bill(a)	0.275%	12/29/2016	12/29/2016	178,000,000	177,878,985
U.S. Treasury Bill(a)	0.295%	11/17/2016	11/17/2016	370,000,000	369,857,890
U.S. Treasury Bill(a)	0.298%	12/22/2016	12/22/2016	299,000,000	298,793,816
U.S. Treasury Bill(a)	0.303%	11/10/2016	11/10/2016	146,000,000	145,952,442
U.S. Treasury Bill(a)	0.305%	11/25/2016	11/25/2016	35,000,000	34,983,615
U.S. Treasury Bill(a)	0.311%	10/13/2016	10/13/2016	350,000,000	349,967,740
U.S. Treasury Bill(a)	0.320%	10/27/2016	10/27/2016	150,000,000	149,965,333
U.S. Treasury Bill(a)	0.323%	12/08/2016	12/08/2016	400,000,000	399,749,250
U.S. Treasury Bill(a)	0.335%	12/01/2016	12/01/2016	250,000,000	249,859,310
U.S. Treasury Bill(a)	0.340%	01/05/2017	01/05/2017	207,000,000	206,812,320
U.S. Treasury Bill(a)	0.375%	12/15/2016	12/15/2016	400,000,000	399,690,964
U.S. Treasury Bill(a)	0.420%	03/30/2017	03/30/2017	250,000,000	249,475,000
U.S. Treasury Bill(a)	0.425%	01/26/2017	01/26/2017	150,000,000	149,792,812
U.S. Treasury Bill(a)	0.495%	03/23/2017	03/23/2017	50,000,000	49,881,062
U.S. Treasury Note, 3 month USD LIBOR + 0.05%(b)	0.303%	10/01/2016	10/31/2016	92,000,000	91,997,134
U.S. Treasury Note, 3 month USD LIBOR + 0.07%(b)	0.324%	10/01/2016	04/30/2017	176,500,000	176,500,353
U.S. Treasury Note, 3 month USD LIBOR + 0.08%(b)	0.327%	10/01/2016	07/31/2017	229,000,000	228,945,631
U.S. Treasury Note, 3 month USD LIBOR + 0.08%(b)	0.334%	10/01/2016	01/31/2017	55,500,000	55,504,483
U.S. Treasury Note(a)	0.381%	11/30/2016	11/30/2016	295,000,000	296,137,668
U.S. Treasury Note(a)	0.406%	11/15/2016	11/15/2016	102,000,000	102,525,083
U.S. Treasury Note, 3 month USD LIBOR + 0.17%(b)	0.418%	10/01/2016	10/31/2017	150,000,000	149,836,332
U.S. Treasury Note(a)	0.465%	01/31/2017	01/31/2017	433,100,000	436,912,138

TOTAL TREASURY DEBT					5,420,987,375

See accompanying Notes to Schedule of Investments.

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 3.2%
Agreement with BNP Paribas Securities Corp. Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a Federal Home Loan Bank, 5.000% due 11/17/2017, a Federal Home Loan Mortgage Corporation, 2.375% due 01/13/2022, a Federal National Mortgage Association, 6.210% due 06/05/2036, a U.S. Treasury Bill, 0.000% due 07/20/2017, U.S. Treasury Inflation Index Notes, 0.125% due 04/15/2017 – 01/15/2023, U.S. Treasury Notes, 1.375% – 3.500% due 11/30/2017 – 08/31/2020, and a U.S. Treasury Strip, 0.000% due 05/15/2023, valued at $142,800,000); expected proceeds $140,005,483	0.470%	10/03/2016	10/03/2016	$140,000,000	$140,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/29/2016 (collateralized by Federal Farm Credit Banks, 0.475% – 0.827% due 10/03/2016 – 09/18/2018, a Federal Home Loan Discount Note, 0.000% due 11/25/2016, U.S. Treasury Bills, 0.000% due 10/06/2016 – 11/03/2016, and a U.S. Treasury Note, 0.875% due 01/15/2018, valued at $153,000,064); expected proceeds $150,011,083	0.380%	10/06/2016	10/06/2016	150,000,000	150,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/26/2016 (collateralized by Federal Home Loan Banks, 0.625% – 3.375% due 11/23/2016 – 12/08/2023, Federal Home Loan Mortgage Corporations, 1.020% – 6.750% due 04/30/2018 – 03/15/2031, Federal National Mortgage Associations, 0.875% – 2.100% due 04/30/2018 – 11/30/2021, U.S. Treasury Inflation Index Notes, 0.125% – 2.375% due 01/15/2017 – 07/15/2024, and U.S. Treasury Notes, 1.000% – 1.750% due 09/30/2019 – 05/15/2023, valued at $255,000,011); expected proceeds $250,018,958	0.390%	10/03/2016	10/03/2016	250,000,000	250,000,000

See accompanying Notes to Schedule of Investments.

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/27/2016 (collateralized by a Federal Home Loan Bank, 0.625% due 11/23/2016, U.S. Treasury Bonds, 3.000% – 5.250% due 11/15/2028 – 05/15/2042, U.S. Treasury Inflation Index Bonds, 0.750% – 2.500% due 01/15/2029 – 02/15/2042, U.S. Treasury Inflation Index Notes, 0.125% – 1.625% due 01/15/2018 – 07/15/2024, and U.S. Treasury Notes, 0.750% – 3.125% due 06/30/2017 – 05/15/2023, valued at $357,000,009); expected proceeds $350,117,542	0.390%	10/07/2016	10/28/2016	$350,000,000	$350,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by Federal Farm Credit Banks, 1.150% – 5.000% due 11/07/2016 – 10/10/2017, Federal Home Loan Banks, 0.633% – 5.500% due 03/20/2018 – 07/15/2036, a Federal Home Loan Mortgage Corporation, 6.750% due 03/15/2031, and Federal National Mortgage Associations, 1.875% – 7.250% due 09/24/2026 – 11/15/2030, valued at $273,374,681); expected proceeds $268,011,167	0.500%	10/03/2016	10/03/2016	268,000,000	268,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,158,000,000

OTHER REPURCHASE AGREEMENTS – 0.2%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a Resolution Funding Strip, 0.000% due 10/15/2019, and U.S. Treasury Notes, 1.750% – 3.125% due 04/30/2017 – 05/15/2023, valued at $57,120,040); expected proceeds $56,002,380	0.510%	10/03/2016	10/03/2016	56,000,000	56,000,000

TREASURY REPURCHASE AGREEMENTS – 32.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a U.S. Treasury Note, 1.375% due 09/30/2020, valued at $102,000,007); expected proceeds $100,002,083	0.250%	10/03/2016	10/03/2016	100,000,000	100,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a U.S. Treasury Strip, 0.000% due 02/15/2018, valued at $8,160,000); expected proceeds $8,000,320	0.480%	10/03/2016	10/03/2016	8,000,000	8,000,000

See accompanying Notes to Schedule of Investments.

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a U.S. Treasury Bond, 3.625% due 02/15/2044, and U.S. Treasury Notes, 1.375% – 2.375% due 12/31/2018 – 08/15/2024, valued at $340,210,346); expected proceeds $333,539,507	0.450%	10/03/2016	10/03/2016	$333,527,000	$333,527,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a U.S. Treasury Note, 1.125% due 09/30/2021, valued at $71,402,737); expected proceeds $70,002,683	0.460%	10/03/2016	10/03/2016	70,000,000	70,000,000
Agreement with BNP Paribas Securities Corp. Bank of New York Mellon (Tri-Party), dated 09/22/2016 (collateralized by U.S. Treasury Bills, 0.000% due 10/13/2016 – 07/20/2017, U.S. Treasury Bonds, 4.500% – 06.500% due 11/15/2026 – 08/15/2039, a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, and U.S. Treasury Notes, 0.875% – 3.125% due 01/31/2017 – 05/31/2022, valued at $622,200,042); expected proceeds $610,088,958	0.350%	10/07/2016	10/07/2016	610,000,000	610,000,000
Agreement with BNP Paribas Securities Corp. Bank of New York Mellon (Tri-Party), dated 09/28/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 12/08/2016, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2024, and U.S. Treasury Notes, 1.125% – 3.500% due 05/15/2020 – 05/15/2025, valued at $102,000,010); expected proceeds $100,007,972	0.410%	10/05/2016	10/05/2016	100,000,000	100,000,000
Agreement with BNP Paribas Securities Corp. Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 01/12/2017, U.S. Treasury Bonds, 3.750% – 5.000% due 05/15/2037 – 08/15/2041, U.S. Treasury Inflation Index Notes, 0.625% – 2.375% due 01/15/2017 – 01/15/2024, U.S. Treasury Notes, 1.125% – 3.500% due 11/30/2018 – 11/15/2024, and U.S. Treasury Strips, 0.000% due 11/15/2016 – 11/15/2024, valued at $386,580,009); expected proceeds $379,014,213	0.450%	10/03/2016	10/03/2016	379,000,000	379,000,000

See accompanying Notes to Schedule of Investments.

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Calyon Financial, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044, and a U.S. Treasury Note, 2.750% due 02/15/2024, valued at $122,400,045); expected proceeds $120,004,500	0.450%	10/03/2016	10/03/2016	$120,000,000	$120,000,000
Agreement with Calyon Financial, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2019, valued at $181,560,024); expected proceeds $178,006,972	0.470%	10/03/2016	10/03/2016	178,000,000	178,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by U.S. Treasury Notes, 1.375% – 3.625% due 08/15/2019 – 11/15/2023, valued at $8,592,179,027); expected proceeds $8,592,179,000	0.250%	10/03/2016	10/03/2016	8,592,000,000	8,592,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. dated 09/27/2016 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2020 – 11/15/2022, valued at $204,003,938); expected proceeds $200,014,778	0.380%	10/04/2016	10/04/2016	200,000,000	200,000,000
Agreement with HSBC Securities USA, Inc. JP Morgan Chase & Co. and dated 09/28/2016 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2017 – 08/15/2026, valued at $255,002,794); expected proceeds $250,019,444	0.400%	10/05/2016	10/05/2016	250,000,000	250,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2016 (collateralized by U.S. Treasury Bills, 0.000% due 12/01/2016 – 12/22/2016, U.S. Treasury Bonds, 2.500% – 8.875% due 08/15/2017 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 04/15/2020 – 07/15/2025, and U.S. Treasury Notes, 0.750% – 2.750% due 07/31/2018 – 11/15/2025, valued at $306,011,510); expected proceeds $300,011,250	0.450%	10/03/2016	10/03/2016	300,000,000	300,000,000

See accompanying Notes to Schedule of Investments.

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with President and Fellows of Harvard College, dated 09/28/2016 (collateralized by U.S. Treasury Notes 1.375% – 1.750% due 01/31/2021 – 05/15/2023, valued at $458,429,348); expected proceeds $458,816,901	0.750%	10/05/2016	10/05/2016	$458,750,000	$458,750,000

TOTAL TREASURY REPURCHASE AGREEMENTS					11,699,277,000

TOTAL INVESTMENTS – 93.6%(c)(d)					33,283,022,612
Other Assets in Excess of Liabilities – 6.4%					2,272,504,539

NET ASSETS – 100.0%					$35,555,527,151

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2016.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying notes to schedule of investments).

(d)	Also represents the cost for federal tax purposes.

See accompanying Notes to Schedule of Investments.

State Street Treasury Money Market Portfolio

Schedule of Investments

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – 100.0%
U.S. Treasury Bill(a)	0.250%	12/29/2016	12/29/2016	$423,000,000	$422,738,562
U.S. Treasury Bill(a)	0.270%	10/06/2016	10/06/2016	817,759,000	817,735,098
U.S. Treasury Bill(a)	0.285%	11/03/2016	11/03/2016	556,780,000	556,638,672
U.S. Treasury Bill(a)	0.295%	11/17/2016	11/17/2016	714,000,000	713,730,089
U.S. Treasury Bill(a)	0.303%	11/10/2016	11/10/2016	605,250,000	605,052,043
U.S. Treasury Bill(a)	0.305%	12/22/2016	12/22/2016	447,500,000	447,191,392
U.S. Treasury Bill(a)	0.310%	11/25/2016	11/25/2016	575,000,000	574,732,257
U.S. Treasury Bill(a)	0.311%	10/13/2016	10/13/2016	1,179,092,000	1,178,988,468
U.S. Treasury Bill(a)	0.320%	10/20/2016	10/20/2016	1,104,340,000	1,104,196,340
U.S. Treasury Bill(a)	0.320%	10/27/2016	10/27/2016	950,000,000	949,838,222
U.S. Treasury Bill(a)	0.323%	12/08/2016	12/08/2016	528,411,000	528,078,580
U.S. Treasury Bill(a)	0.335%	12/01/2016	12/01/2016	401,000,000	400,774,321
U.S. Treasury Bill(a)	0.340%	01/05/2017	01/05/2017	125,000,000	124,886,667
U.S. Treasury Bill(a)	0.375%	12/15/2016	12/15/2016	463,000,000	462,642,083
U.S. Treasury Bill(a)	0.390%	01/12/2017	01/12/2017	125,000,000	124,860,521
U.S. Treasury Bill(a)	0.395%	02/02/2017	02/02/2017	126,500,000	126,327,890
U.S. Treasury Bill(a)	0.420%	03/30/2017	03/30/2017	125,000,000	124,737,500
U.S. Treasury Bill(a)	0.423%	01/19/2017	01/19/2017	130,000,000	129,832,174
U.S. Treasury Bill(a)	0.425%	01/26/2017	01/26/2017	125,000,000	124,827,344
U.S. Treasury Bill(a)	0.440%	02/09/2017	02/09/2017	100,000,000	99,839,889
U.S. Treasury Bill(a)	0.495%	03/23/2017	03/23/2017	150,000,000	149,643,188
U.S. Treasury Note, 3 month USD MMY + 0.05%(b)	0.303%	10/01/2016	10/31/2016	339,000,000	338,998,829
U.S. Treasury Note, 3 month USD MMY + 0.07%(b)	0.324%	10/01/2016	04/30/2017	364,900,000	364,951,903
U.S. Treasury Note, 3 month USD MMY + 0.08%(b)	0.327%	10/01/2016	07/31/2017	358,500,000	358,417,574
U.S. Treasury Note, 3 month USD MMY + 0.08%(b)	0.334%	10/01/2016	01/31/2017	650,000,000	650,034,028
U.S. Treasury Note(a)	0.381%	11/30/2016	11/30/2016	164,000,000	164,632,502
U.S. Treasury Note(a)	0.385%	01/15/2017	01/15/2017	101,000,000	101,105,837
U.S. Treasury Note(a)	0.406%	11/15/2016	11/15/2016	50,000,000	50,257,394
U.S. Treasury Note, 3 month USD MMY + 0.17%(b)	0.418%	10/01/2016	10/31/2017	180,500,000	180,450,747
U.S. Treasury Note, 3 month USD MMY + 0.27%(b)	0.424%	10/01/2016	07/31/2018	70,000,000	69,995,453
U.S. Treasury Note(a)	0.465%	01/31/2017	01/31/2017	219,500,000	221,432,034
U.S. Treasury Note, 3 month USD MMY + 0.19%(b)	0.495%	10/04/2016	04/30/2018	311,820,000	312,001,645

See accompanying Notes to Schedule of Investments.

State Street Treasury Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – (continued)
U.S. Treasury Note, 3 month USD MMY + 0.27%(b)	0.522%	10/01/2016	01/31/2018	$306,000,000	$306,657,597

TOTAL TREASURY DEBT					12,886,226,843

TOTAL INVESTMENTS – 100.0%(c)(d)					12,886,226,843
Other Assets in Excess of Liabilities – 0.0%(e)					4,631,770

NET ASSETS – 100.0%					$12,890,858,613

(a)	The rate shown represents the rate at September 30, 2016.

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2016.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying notes to schedule of investments).

(d)	Also represents the cost for federal tax purposes.

(e)	Amount is less than 0.05% of net assets.

See accompanying Notes to Schedule of Investments.

State Street Treasury Plus Money Market Portfolio

Schedule of Investments

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – 83.9%
U.S. Treasury Bill(a)	0.250%	12/29/2016	12/29/2016	$275,000,000	$274,830,035
U.S. Treasury Bill(a)	0.270%	10/06/2016	10/06/2016	525,000,000	524,980,646
U.S. Treasury Bill(a)	0.285%	11/03/2016	11/03/2016	50,000,000	49,986,938
U.S. Treasury Bill(a)	0.295%	11/17/2016	11/17/2016	375,000,000	374,856,226
U.S. Treasury Bill(a)	0.298%	12/22/2016	12/22/2016	249,000,000	248,828,295
U.S. Treasury Bill(a)	0.303%	11/10/2016	11/10/2016	261,750,000	261,661,745
U.S. Treasury Bill(a)	0.310%	11/25/2016	11/25/2016	50,000,000	49,976,625
U.S. Treasury Bill(a)	0.311%	10/13/2016	10/13/2016	525,000,000	524,947,687
U.S. Treasury Bill(a)	0.320%	10/20/2016	10/20/2016	581,000,000	580,916,635
U.S. Treasury Bill(a)	0.320%	10/27/2016	10/27/2016	300,000,000	299,959,556
U.S. Treasury Bill(a)	0.323%	12/08/2016	12/08/2016	250,000,000	249,843,269
U.S. Treasury Bill(a)	0.335%	12/01/2016	12/01/2016	200,000,000	199,887,438
U.S. Treasury Bill(a)	0.340%	01/05/2017	01/05/2017	100,000,000	99,909,333
U.S. Treasury Bill(a)	0.375%	12/15/2016	12/15/2016	236,000,000	235,817,448
U.S. Treasury Bill(a)	0.390%	01/12/2017	01/12/2017	110,000,000	109,877,258
U.S. Treasury Bill(a)	0.395%	02/02/2017	02/02/2017	95,000,000	94,870,747
U.S. Treasury Bill(a)	0.420%	03/30/2017	03/30/2017	100,000,000	99,790,000
U.S. Treasury Bill(a)	0.423%	01/19/2017	01/19/2017	100,000,000	99,870,903
U.S. Treasury Bill(a)	0.425%	01/26/2017	01/26/2017	10,000,000	9,986,188
U.S. Treasury Bill(a)	0.440%	02/09/2017	02/09/2017	85,000,000	84,863,906
U.S. Treasury Note, 3 month USD MMY + 0.05%(b)	0.303%	10/01/2016	10/31/2016	190,000,000	189,999,311
U.S. Treasury Note, 3 month USD MMY + 0.07%(b)	0.324%	10/01/2016	04/30/2017	279,930,000	279,967,587
U.S. Treasury Note, 3 month USD MMY + 0.08%(b)	0.327%	10/01/2016	07/31/2017	309,500,000	309,438,981
U.S. Treasury Note, 3 month USD MMY + 0.08%(b)	0.334%	10/01/2016	01/31/2017	535,800,000	535,831,304
U.S. Treasury Note	0.381%	11/30/2016	11/30/2016	136,000,000	136,524,493
U.S. Treasury Note	0.385%	01/15/2017	01/15/2017	75,000,000	75,078,592
U.S. Treasury Note	0.406%	11/15/2016	11/15/2016	6,000,000	6,030,887
U.S. Treasury Note, 3 month USD MMY + 0.17%(b)	0.418%	10/01/2016	10/31/2017	254,500,000	254,331,005
U.S. Treasury Note, 3 month USD MMY + 0.17%(b)	0.424%	10/01/2016	07/31/2018	30,000,000	29,998,051
U.S. Treasury Note	0.465%	01/31/2017	01/31/2017	161,000,000	162,417,119
U.S. Treasury Note, 3 month USD MMY + 0.19%(b)	0.495%	10/04/2016	04/30/2018	175,836,000	175,873,845
U.S. Treasury Note, 3 month USD MMY + 0.27%(b)	0.522%	10/01/2016	01/31/2018	219,000,000	219,452,884

TOTAL TREASURY DEBT					6,850,604,937

See accompanying Notes to Schedule of Investments.

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – 11.0%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/22/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 01/19/2017, U.S. Treasury Inflation Index Notes, 0.125% – 2.375% due 01/15/2017 – 01/15/2023, and U.S. Treasury Notes, 1.500% – 2.250% due 10/31/2019 – 11/15/2025, valued at $178,500,048); expected proceeds $175,025,521	0.350%	10/07/2016	10/07/2016	$175,000,000	$175,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/28/2016 (collateralized by U.S. Treasury Bonds, 4.375% – 6.250% due 08/15/2023 – 02/15/2038, and U.S. Treasury Notes, 1.500% – 1.750% due 11/30/2019 – 12/31/2020, valued at $127,500,066); expected proceeds $125,009,965	0.410%	10/05/2016	10/05/2016	125,000,000	125,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/27/2016 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2017 – 05/15/2026, valued at $306,002,221); expected proceeds $300,022,167	0.380%	10/04/2016	10/04/2016	300,000,000	300,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/28/2016 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2022 – 08/15/2023, valued at $153,003,076); expected proceeds $150,011,667	0.400%	10/05/2016	10/05/2016	150,000,000	150,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/27/2016 (collateralized by U.S. Treasury Bonds, 7.500% – 8.750% due 11/15/2016 – 05/15/2020, a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, and U.S. Treasury Notes, 1.625% – 4.625% due 11/15/2016 – 04/30/2023, valued at $153,000,039); expected proceeds $150,016,667	0.400%	10/07/2016	10/07/2016	150,000,000	150,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					900,000,000

TOTAL INVESTMENTS – 94.9%					7,750,604,937
Other Assets in Excess of Liabilities – 5.1%(c),(d)					412,932,683

NET ASSETS – 100.0%					$8,163,537,620

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2016.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying notes to schedule of investments).

(d)	Also represents the cost for federal tax purposes.

See accompanying Notes to Schedule of Investments.

State Street Master Funds

Notes to Schedule of Investments

September 30, 2016

Security Valuation

The investments of the Portfolios are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolios’ securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Portfolios’ investments. The Portfolios values their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended September 30, 2016.

The Portfolios had no transfers between levels for the period ended September 30, 2016.

Quarterly Report

30 September 2016

State Street Master Funds

State Street Equity 500 Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Equity 500 Index Portfolio

September 30, 2016 (Unaudited)

Schedule of Investments	1

Notes to Schedule of Investments	7

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 98.4%
Consumer Discretionary – 12.4%
Advance Auto Parts, Inc.	6,200	$924,544
Amazon.com, Inc.(a)	31,302	26,209,478
AutoNation, Inc.(a)	4,769	232,298
AutoZone, Inc.(a)	2,288	1,757,962
Bed Bath & Beyond, Inc.	11,530	497,058
Best Buy Co., Inc.	22,313	851,910
BorgWarner, Inc.	16,623	584,797
CarMax, Inc.(a)	15,197	810,760
Carnival Corp.	36,049	1,759,912
CBS Corp. Class B	33,693	1,844,355
Charter Communications, Inc. Class A(a)	17,200	4,643,484
Chipotle Mexican Grill, Inc.(a)	2,414	1,022,329
Coach, Inc.	22,500	822,600
Comcast Corp. Class A	192,165	12,748,226
D.R. Horton, Inc.	26,179	790,606
Darden Restaurants, Inc.	9,917	608,110
Delphi Automotive PLC	21,481	1,532,025
Discovery Communications, Inc. Class A(a)	12,597	339,111
Discovery Communications, Inc. Class C(a)	18,697	491,918
Dollar General Corp.	20,587	1,440,884
Dollar Tree, Inc.(a)	18,682	1,474,570
Expedia, Inc.	9,323	1,088,181
Foot Locker, Inc.	10,100	683,972
Ford Motor Co.	306,860	3,703,800
Gap, Inc.	19,364	430,655
Garmin, Ltd.	9,160	440,688
General Motors Co.	110,077	3,497,146
Genuine Parts Co.	12,420	1,247,589
Goodyear Tire & Rubber Co.	19,613	633,500
H&R Block, Inc.	16,351	378,526
Hanesbrands, Inc.	30,400	767,600
Harley-Davidson, Inc.	14,785	777,543
Harman International Industries, Inc.	6,105	515,567
Hasbro, Inc.	9,128	724,124
Home Depot, Inc.	98,910	12,727,739
Interpublic Group of Cos., Inc.	31,928	713,591
Johnson Controls International PLC	75,093	3,494,077
Kohl’s Corp.	15,788	690,725
L Brands, Inc.	20,346	1,439,886
Leggett & Platt, Inc.	9,844	448,690
Lennar Corp. Class A	15,425	653,095
LKQ Corp.(a)	25,000	886,500
Lowe’s Cos., Inc.	70,112	5,062,788
Macy’s, Inc.	24,361	902,575
Marriott International, Inc. Class A	25,652	1,727,163
Mattel, Inc.	27,743	840,058
McDonald’s Corp.	67,915	7,834,674
Michael Kors Holdings, Ltd.(a)	15,186	710,553
Mohawk Industries, Inc.(a)	5,069	1,015,523
Netflix, Inc.(a)	33,596	3,310,886
Newell Brands, Inc.	37,350	1,966,851
News Corp. Class A	28,814	402,820
News Corp. Class B	7,500	106,650
NIKE, Inc. Class B	105,402	5,549,415
Nordstrom, Inc.	10,656	552,833
O’Reilly Automotive, Inc.(a)	7,820	2,190,460
Omnicom Group, Inc.	18,750	1,593,750
Priceline Group, Inc.(a)	3,908	5,750,583
PulteGroup, Inc.	27,643	553,966
PVH Corp.	6,051	668,636
Ralph Lauren Corp.	4,136	418,315
Ross Stores, Inc.	32,344	2,079,719
Royal Caribbean Cruises, Ltd.	12,800	959,360
Scripps Networks Interactive, Inc. Class A	6,863	435,732
Signet Jewelers, Ltd.	6,300	469,539
Staples, Inc.	55,534	474,816
Starbucks Corp.	115,992	6,279,807
Target Corp.	46,344	3,182,906
TEGNA, Inc.	19,952	436,151
Tiffany & Co.	8,481	615,975
Time Warner, Inc.	62,180	4,950,150
TJX Cos., Inc.	52,175	3,901,646
Tractor Supply Co.	11,074	745,834
TripAdvisor, Inc.(a)	9,015	569,568
Twenty-First Century Fox, Inc. Class A	85,709	2,075,872
Twenty-First Century Fox, Inc. Class B	34,400	851,056
Ulta Salon Cosmetics & Fragrance, Inc.(a)	4,800	1,142,304
Under Armour, Inc. Class A(a)	14,376	556,064
Under Armour, Inc. Class C(a)	14,478	490,225
Urban Outfitters, Inc.(a)	5,439	187,754
VF Corp.	26,428	1,481,289
Viacom, Inc. Class B	27,641	1,053,122
Walt Disney Co.	118,593	11,012,546
Whirlpool Corp.	6,359	1,031,175
Wyndham Worldwide Corp.	8,946	602,334
Wynn Resorts, Ltd.	6,959	677,946
Yum! Brands, Inc.	29,490	2,677,987

		187,429,507

Consumer Staples – 9.7%
Altria Group, Inc.	155,370	9,824,045
Archer-Daniels-Midland Co.	47,792	2,015,389
Brown-Forman Corp. Class B	15,122	717,388
Campbell Soup Co.	14,083	770,340
Church & Dwight Co., Inc.	20,600	987,152
Clorox Co.	10,379	1,299,243
Coca-Cola Co.	309,422	13,094,739
Colgate-Palmolive Co.	70,579	5,232,727
ConAgra Foods, Inc.	34,551	1,627,698
Constellation Brands, Inc. Class A	14,076	2,343,513
Costco Wholesale Corp.	34,634	5,282,031
CVS Health Corp.	85,227	7,584,351
Dr. Pepper Snapple Group, Inc.	15,003	1,369,924
Estee Lauder Cos., Inc. Class A	17,763	1,573,091
General Mills, Inc.	47,922	3,061,257
Hershey Co.	11,015	1,053,034
Hormel Foods Corp.	21,098	800,247
J.M. Smucker Co.	9,555	1,295,085
Kellogg Co.	19,607	1,518,954

See accompanying Notes to Schedule of Investments.

1

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
Kimberly-Clark Corp.	28,373	$3,578,970
Kraft Heinz Co.	46,851	4,193,633
Kroger Co.	74,710	2,217,393
McCormick & Co., Inc.	9,561	955,335
Mead Johnson Nutrition Co.	14,368	1,135,216
Molson Coors Brewing Co. Class B	14,609	1,604,068
Mondelez International, Inc. Class A	122,794	5,390,657
Monster Beverage Corp.(a)	11,129	1,633,849
PepsiCo, Inc.	114,738	12,480,052
Philip Morris International, Inc.	123,287	11,985,962
Procter & Gamble Co.	212,461	19,068,375
Reynolds American, Inc.	64,992	3,064,373
Sysco Corp.	42,035	2,060,135
Tyson Foods, Inc. Class A	23,291	1,739,139
Wal-Mart Stores, Inc.	121,199	8,740,872
Walgreens Boots Alliance, Inc.	68,413	5,515,456
Whole Foods Market, Inc.	26,187	742,401

		147,556,094

Energy – 7.1%
Anadarko Petroleum Corp.	40,644	2,575,204
Apache Corp.	29,270	1,869,475
Baker Hughes, Inc.	34,694	1,751,006
Cabot Oil & Gas Corp.	38,322	988,708
Chesapeake Energy Corp.(a)	45,894	287,755
Chevron Corp.	149,834	15,420,915
Cimarex Energy Co.	7,742	1,040,293
Concho Resources, Inc.(a)	10,300	1,414,705
ConocoPhillips	97,803	4,251,496
Devon Energy Corp.	40,850	1,801,893
EOG Resources, Inc.	43,263	4,183,965
EQT Corp.	14,343	1,041,589
Exxon Mobil Corp.	330,072	28,808,684
FMC Technologies, Inc.(a)	17,509	519,492
Halliburton Co.	68,967	3,095,239
Helmerich & Payne, Inc.	9,474	637,600
Hess Corp.	20,244	1,085,483
Kinder Morgan, Inc.	147,176	3,404,181
Marathon Oil Corp.	65,189	1,030,638
Marathon Petroleum Corp.	42,102	1,708,920
Murphy Oil Corp.	14,562	442,685
National Oilwell Varco, Inc.	29,941	1,100,032
Newfield Exploration Co.(a)	15,685	681,670
Noble Energy, Inc.	32,895	1,175,667
Occidental Petroleum Corp.	60,335	4,399,628
ONEOK, Inc.	15,804	812,168
Phillips 66	35,392	2,850,826
Pioneer Natural Resources Co.	13,024	2,417,906
Range Resources Corp.	14,541	563,464
Schlumberger, Ltd.	110,293	8,673,442
Southwestern Energy Co.(a)	37,344	516,841
Spectra Energy Corp.	53,441	2,284,603
Tesoro Corp.	9,949	791,542
Transocean, Ltd.	27,890	297,307
Valero Energy Corp.	37,786	2,002,658
Williams Cos., Inc.	52,710	1,619,778

		107,547,458

Financials – 12.6%
Affiliated Managers Group, Inc.(a)	4,276	618,737
Aflac, Inc.	32,437	2,331,247
Allstate Corp.	30,267	2,093,871
American Express Co.	61,752	3,954,598
American International Group, Inc.	80,932	4,802,505
Ameriprise Financial, Inc.	12,763	1,273,365
Aon PLC	20,782	2,337,767
Arthur J Gallagher & Co.	14,500	737,615
Assurant, Inc.	5,046	465,494
Bank of America Corp.	816,066	12,771,433
Bank of New York Mellon Corp.	84,591	3,373,489
BB&T Corp.	65,339	2,464,587
Berkshire Hathaway, Inc. Class B(a)	151,119	21,832,162
BlackRock, Inc.	9,918	3,594,878
Capital One Financial Corp.	40,168	2,885,267
Charles Schwab Corp.	96,789	3,055,629
Chubb, Ltd.	36,541	4,591,377
Cincinnati Financial Corp.	11,705	882,791
Citigroup, Inc.	233,093	11,008,982
Citizens Financial Group, Inc.	42,100	1,040,291
CME Group, Inc.	27,192	2,842,108
Comerica, Inc.	15,117	715,336
Discover Financial Services	33,277	1,881,814
E*TRADE Financial Corp.(a)	20,489	596,640
Fifth Third Bancorp	61,454	1,257,349
Franklin Resources, Inc.	28,651	1,019,116
Goldman Sachs Group, Inc.	30,488	4,916,800
Hartford Financial Services Group, Inc.	30,330	1,298,731
Huntington Bancshares, Inc.	86,565	853,531
Intercontinental Exchange, Inc.	9,525	2,565,654
Invesco, Ltd.	32,689	1,022,185
JPMorgan Chase & Co.	287,572	19,149,419
KeyCorp	87,779	1,068,270
Legg Mason, Inc.	9,115	305,170
Leucadia National Corp.	27,909	531,387
Lincoln National Corp.	20,010	940,070
Loews Corp.	20,312	835,839
M&T Bank Corp.	12,634	1,466,807
Marsh & McLennan Cos., Inc.	41,934	2,820,061
MetLife, Inc.	86,426	3,839,907
Moody’s Corp.	13,434	1,454,634
Morgan Stanley	118,955	3,813,697
Nasdaq, Inc.	9,225	623,057
Navient Corp.	26,641	385,495
Northern Trust Corp.	16,510	1,122,515
People’s United Financial, Inc.	22,434	354,906
PNC Financial Services Group, Inc.	39,242	3,535,312
Principal Financial Group, Inc.	20,726	1,067,596
Progressive Corp.	46,852	1,475,838
Prudential Financial, Inc.	34,637	2,828,111
Regions Financial Corp.	96,243	949,918
S&P Global, Inc.	21,298	2,695,475
State Street Corp.(b)	29,147	2,029,506

See accompanying Notes to Schedule of Investments.

2

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Financials – (continued)
SunTrust Banks, Inc.	40,082	$1,755,592
Synchrony Financial	63,071	1,765,988
T Rowe Price Group, Inc.	19,920	1,324,680
Torchmark Corp.	8,384	535,654
Travelers Cos., Inc.	22,898	2,622,966
Unum Group	19,924	703,516
US Bancorp	128,330	5,504,074
Wells Fargo & Co.	361,446	16,004,829
Willis Towers Watson PLC	10,379	1,378,020
XL Group, Ltd.	23,520	790,978
Zions Bancorp	15,258	473,303

		191,237,939

Health Care – 14.4%
Abbott Laboratories	116,159	4,912,364
AbbVie, Inc.	128,263	8,089,547
Aetna, Inc.	28,215	3,257,422
Agilent Technologies, Inc.	25,275	1,190,200
Alexion Pharmaceuticals, Inc.(a)	18,127	2,221,283
Allergan PLC(a)	31,326	7,214,691
AmerisourceBergen Corp.	13,952	1,127,043
Amgen, Inc.	59,691	9,957,056
Anthem, Inc.	21,119	2,646,422
Baxter International, Inc.	38,970	1,854,972
Becton Dickinson and Co.	17,004	3,056,129
Biogen, Inc.(a)	17,347	5,430,131
Boston Scientific Corp.(a)	108,077	2,572,233
Bristol-Myers Squibb Co.	132,412	7,139,655
C.R. Bard, Inc.	5,862	1,314,729
Cardinal Health, Inc.	26,424	2,053,145
Celgene Corp.(a)	61,365	6,414,483
Centene Corp.(a)	13,500	903,960
Cerner Corp.(a)	23,963	1,479,715
Cigna Corp.	20,611	2,686,026
Cooper Cos., Inc.	3,900	699,114
Danaher Corp.	47,078	3,690,444
DaVita, Inc.(a)	12,972	857,060
DENTSPLY SIRONA, Inc.	19,066	1,133,092
Edwards Lifesciences Corp.(a)	17,190	2,072,426
Eli Lilly & Co.	76,957	6,176,569
Endo International PLC(a)	18,600	374,790
Express Scripts Holding Co.(a)	49,747	3,508,656
Gilead Sciences, Inc.	105,646	8,358,711
HCA Holdings, Inc.(a)	24,500	1,852,935
Henry Schein, Inc.(a)	6,300	1,026,774
Hologic, Inc.(a)	22,100	858,143
Humana, Inc.	11,917	2,107,998
Illumina, Inc.(a)	11,800	2,143,588
Intuitive Surgical, Inc.(a)	3,052	2,212,181
Johnson & Johnson	217,741	25,721,744
Laboratory Corp. of America Holdings(a)	8,547	1,175,042
Mallinckrodt PLC(a)	8,200	572,196
McKesson Corp.	17,731	2,956,644
Medtronic PLC	110,004	9,504,346
Merck & Co., Inc.	219,998	13,730,075
Mettler-Toledo International, Inc.(a)	2,100	881,643
Mylan NV(a)	36,607	1,395,459
Patterson Cos., Inc.	6,459	296,726
PerkinElmer, Inc.	9,732	546,063
Perrigo Co. PLC	11,614	1,072,321
Pfizer, Inc.	479,748	16,249,065
Quest Diagnostics, Inc.	11,358	961,228
Regeneron Pharmaceuticals, Inc.(a)	5,958	2,395,235
St. Jude Medical, Inc.	22,153	1,766,923
Stryker Corp.	25,195	2,932,950
Thermo Fisher Scientific, Inc.	31,112	4,948,675
UnitedHealth Group, Inc.	75,522	10,573,080
Universal Health Services, Inc. Class B	6,800	837,896
Varian Medical Systems, Inc.(a)	7,531	749,560
Vertex Pharmaceuticals, Inc.(a)	19,748	1,722,223
Waters Corp.(a)	6,215	985,015
Zimmer Biomet Holdings, Inc.	15,927	2,070,829
Zoetis, Inc.	39,428	2,050,650

		218,689,275

Industrials – 9.6%
3M Co.	48,143	8,484,241
Acuity Brands, Inc.	3,600	952,560
Alaska Air Group, Inc.	10,200	671,772
Allegion PLC	7,537	519,375
American Airlines Group, Inc.	41,000	1,501,010
AMETEK, Inc.	18,401	879,200
Boeing Co.	46,224	6,089,550
C.H. Robinson Worldwide, Inc.	11,382	801,976
Caterpillar, Inc.	45,855	4,070,548
Cintas Corp.	6,922	779,417
CSX Corp.	77,059	2,350,300
Cummins, Inc.	12,444	1,594,699
Deere & Co.	24,054	2,053,009
Delta Air Lines, Inc.	60,366	2,376,006
Dover Corp.	12,345	909,086
Dun & Bradstreet Corp.	2,845	388,684
Eaton Corp. PLC	36,799	2,418,062
Emerson Electric Co.	51,869	2,827,379
Equifax, Inc.	9,495	1,277,837
Expeditors International of Washington, Inc.	14,444	744,155
Fastenal Co.	23,042	962,695
FedEx Corp.	19,950	3,484,866
Flowserve Corp.	11,455	552,589
Fluor Corp.	10,956	562,262
Fortive Corp.	24,239	1,233,765
Fortune Brands Home & Security, Inc.	12,500	726,250
General Dynamics Corp.	22,589	3,504,909
General Electric Co.	713,349	21,129,397
Honeywell International, Inc.	60,403	7,042,386
Illinois Tool Works, Inc.	25,371	3,040,461
Ingersoll-Rand PLC	21,316	1,448,209
Jacobs Engineering Group, Inc.(a)	9,657	499,460
JB Hunt Transport Services, Inc.	7,000	567,980
Kansas City Southern	8,604	802,925
L-3 Communications Holdings, Inc.	6,165	929,250
Lockheed Martin Corp.	20,090	4,815,975
Masco Corp.	25,939	889,967

See accompanying Notes to Schedule of Investments.

3

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Industrials – (continued)
Nielsen Holdings PLC	26,775	$1,434,337
Norfolk Southern Corp.	23,968	2,326,334
Northrop Grumman Corp.	14,586	3,120,675
PACCAR, Inc.	27,935	1,642,019
Parker-Hannifin Corp.	10,814	1,357,481
Pentair PLC	14,491	930,902
Pitney Bowes, Inc.	18,021	327,261
Quanta Services, Inc.(a)	11,593	324,488
Raytheon Co.	23,436	3,190,343
Republic Services, Inc.	18,214	918,896
Robert Half International, Inc.	11,874	449,550
Rockwell Automation, Inc.	10,379	1,269,767
Rockwell Collins, Inc.	10,300	868,702
Roper Technologies, Inc.	8,035	1,466,146
Ryder System, Inc.	4,155	274,022
Snap-on, Inc.	4,572	694,761
Southwest Airlines Co.	51,227	1,992,218
Stanley Black & Decker, Inc.	11,650	1,432,717
Stericycle, Inc.(a)	6,604	529,245
Textron, Inc.	20,506	815,114
TransDigm Group, Inc.(a)	4,000	1,156,480
Union Pacific Corp.	66,538	6,489,451
United Continental Holdings, Inc.(a)	23,400	1,227,798
United Parcel Service, Inc. Class B	54,655	5,977,071
United Rentals, Inc.(a)	7,100	557,279
United Technologies Corp.	61,627	6,261,303
Verisk Analytics, Inc.(a)	12,100	983,488
W.W. Grainger, Inc.	4,712	1,059,446
Waste Management, Inc.	33,204	2,117,087
Xylem, Inc.	14,134	741,328

		145,817,921

Information Technology – 20.9%
Accenture PLC Class A	49,382	6,032,999
Activision Blizzard, Inc.	54,300	2,405,490
Adobe Systems, Inc.(a)	39,313	4,267,033
Akamai Technologies, Inc.(a)	14,034	743,662
Alliance Data Systems Corp.(a)	4,704	1,009,149
Alphabet, Inc. Class A(a)	23,323	18,753,091
Alphabet, Inc. Class C(a)	23,445	18,223,564
Amphenol Corp. Class A	24,480	1,589,242
Analog Devices, Inc.	24,818	1,599,520
Apple, Inc.	428,964	48,494,380
Applied Materials, Inc.	85,153	2,567,363
Autodesk, Inc.(a)	15,570	1,126,178
Automatic Data Processing, Inc.	35,765	3,154,473
Broadcom, Ltd.	31,435	5,423,166
CA, Inc.	24,759	819,028
Cisco Systems, Inc.	399,629	12,676,232
Citrix Systems, Inc.(a)	12,578	1,071,897
Cognizant Technology Solutions Corp. Class A(a)	47,527	2,267,513
Corning, Inc.	83,850	1,983,052
CSRA, Inc.	9,732	261,791
eBay, Inc.(a)	82,858	2,726,028
Electronic Arts, Inc.(a)	23,521	2,008,693
F5 Networks, Inc.(a)	5,059	630,554
Facebook, Inc. Class A(a)	184,907	23,718,021
Fidelity National Information Services, Inc.	26,086	2,009,405
First Solar, Inc.(a)	6,849	270,467
Fiserv, Inc.(a)	17,942	1,784,691
FLIR Systems, Inc.	11,839	371,981
Global Payments, Inc.	12,575	965,257
Harris Corp.	9,898	906,756
Hewlett Packard Enterprise Co.	130,463	2,968,033
HP, Inc.	138,563	2,151,883
Intel Corp.	375,220	14,164,555
International Business Machines Corp.	69,247	10,999,886
Intuit, Inc.	19,526	2,148,055
Juniper Networks, Inc.	27,844	669,927
KLA-Tencor Corp.	12,673	883,435
Lam Research Corp.	12,681	1,201,017
Linear Technology Corp.	18,321	1,086,252
MasterCard, Inc. Class A	76,949	7,831,100
Microchip Technology, Inc.	17,006	1,056,753
Micron Technology, Inc.(a)	84,228	1,497,574
Microsoft Corp.	620,277	35,727,955
Motorola Solutions, Inc.	12,428	948,008
NetApp, Inc.	22,643	811,072
NVIDIA Corp.	41,012	2,810,142
Oracle Corp.	239,570	9,410,310
Paychex, Inc.	25,431	1,471,692
PayPal Holdings, Inc.(a)	86,758	3,554,475
Qorvo, Inc.(a)	9,800	546,252
QUALCOMM, Inc.	116,385	7,972,372
Red Hat, Inc.(a)	14,330	1,158,294
salesforce.com, Inc.(a)	51,005	3,638,187
Seagate Technology PLC	22,976	885,725
Skyworks Solutions, Inc.	15,100	1,149,714
Symantec Corp.	49,603	1,245,035
TE Connectivity, Ltd.	27,749	1,786,481
Teradata Corp.(a)	9,013	279,403
Texas Instruments, Inc.	79,406	5,572,713
Total System Services, Inc.	13,399	631,763
VeriSign, Inc.(a)	8,020	627,485
Visa, Inc. Class A	150,140	12,416,578
Western Digital Corp.	21,706	1,269,150
Western Union Co.	37,340	777,419
Xerox Corp.	73,992	749,539
Xilinx, Inc.	20,342	1,105,384
Yahoo!, Inc.(a)	70,137	3,022,905

		316,087,199

Materials – 2.9%
Air Products & Chemicals, Inc.	17,207	2,586,900
Albemarle Corp.	9,100	777,959
Alcoa, Inc.	100,989	1,024,028
Avery Dennison Corp.	7,818	608,162
Ball Corp.	14,158	1,160,248
CF Industries Holdings, Inc.	19,730	480,426
Dow Chemical Co.	88,690	4,596,803
E.I. du Pont de Nemours & Co.	68,994	4,620,528
Eastman Chemical Co.	12,072	817,033
Ecolab, Inc.	21,365	2,600,548
FMC Corp.	10,522	508,633

See accompanying Notes to Schedule of Investments.

4

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Materials – (continued)
Freeport-McMoRan, Inc.	103,064	$1,119,275
International Flavors & Fragrances, Inc.	6,480	926,446
International Paper Co.	32,508	1,559,734
LyondellBasell Industries NV Class A	27,752	2,238,476
Martin Marietta Materials, Inc.	4,855	869,579
Monsanto Co.	34,394	3,515,067
Mosaic Co.	27,716	677,933
Newmont Mining Corp.	41,373	1,625,545
Nucor Corp.	24,606	1,216,767
Owens-Illinois, Inc.(a)	13,263	243,907
PPG Industries, Inc.	21,488	2,221,000
Praxair, Inc.	22,900	2,767,007
Sealed Air Corp.	15,169	695,044
Sherwin-Williams Co.	6,287	1,739,361
Vulcan Materials Co.	10,490	1,193,028
WestRock Co.	19,148	928,295

		43,317,732

Real Estate – 3.0%
American Tower Corp. REIT	33,382	3,783,182
Apartment Investment & Management Co. Class A REIT	11,865	544,722
AvalonBay Communities, Inc. REIT	11,029	1,961,397
Boston Properties, Inc. REIT	12,221	1,665,600
CBRE Group, Inc. Class A REIT(a)	25,008	699,724
Crown Castle International Corp. REIT	26,842	2,528,785
Digital Realty Trust, Inc. REIT	12,000	1,165,440
Equinix, Inc. REIT	5,538	1,995,065
Equity Residential REIT	29,338	1,887,314
Essex Property Trust, Inc. REIT	5,055	1,125,749
Extra Space Storage, Inc. REIT	9,500	754,395
Federal Realty Investment Trust REIT	5,400	831,222
General Growth Properties, Inc. REIT	46,542	1,284,559
HCP, Inc. REIT	37,177	1,410,867
Host Hotels & Resorts, Inc. REIT	59,959	933,562
Iron Mountain, Inc. REIT	18,074	678,317
Kimco Realty Corp. REIT	32,916	952,918
Macerich Co. REIT	10,145	820,426
Prologis, Inc. REIT	41,947	2,245,843
Public Storage REIT	11,852	2,644,655
Realty Income Corp. REIT	19,800	1,325,214
Simon Property Group, Inc. REIT	24,435	5,058,289
SL Green Realty Corp. REIT	8,000	864,800
UDR, Inc. REIT	20,100	723,399
Ventas, Inc. REIT	26,803	1,893,096
Vornado Realty Trust REIT	14,046	1,421,596
Welltower, Inc. REIT	28,481	2,129,524
Weyerhaeuser Co. REIT	59,998	1,916,336

		45,245,996

Telecommunication Services – 2.6%
AT&T, Inc.	487,118	19,781,862
CenturyLink, Inc.	43,173	1,184,235
Frontier Communications Corp.	91,638	381,214
Level 3 Communications, Inc.(a)	23,100	1,071,378
Verizon Communications, Inc.	322,451	16,761,003

		39,179,692

Utilities – 3.2%
AES Corp.	49,859	640,688
Alliant Energy Corp.	18,500	708,735
Ameren Corp.	18,956	932,256
American Electric Power Co., Inc.	39,543	2,539,056
American Water Works Co., Inc.	14,200	1,062,728
CenterPoint Energy, Inc.	33,235	772,049
CMS Energy Corp.	22,101	928,463
Consolidated Edison, Inc.	23,500	1,769,550
Dominion Resources, Inc.	49,468	3,673,988
DTE Energy Co.	14,239	1,333,767
Duke Energy Corp.	54,391	4,353,456
Edison International	26,005	1,878,861
Entergy Corp.	14,200	1,089,566
Eversource Energy	24,543	1,329,740
Exelon Corp.	74,059	2,465,424
FirstEnergy Corp.	35,129	1,162,067
NextEra Energy, Inc.	36,457	4,459,420
NiSource, Inc.	27,678	667,317
NRG Energy, Inc.	22,498	252,203
PG&E Corp.	39,612	2,423,066
Pinnacle West Capital Corp.	8,756	665,369
PPL Corp.	53,956	1,865,259
Public Service Enterprise Group, Inc.	40,536	1,697,242
SCANA Corp.	11,501	832,327
Sempra Energy	18,924	2,028,464
Southern Co.	75,384	3,867,199
WEC Energy Group, Inc.	25,087	1,502,210
Xcel Energy, Inc.	40,500	1,666,170

		48,566,640

TOTAL COMMON STOCKS (Cost $568,924,014)		1,490,675,453

SHORT-TERM INVESTMENTS – 1.5%
Money Market Fund – 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.27%(c)(d)	18,509,558	18,509,558

	Principal Amount
U.S. GOVERNMENT SECURITY – 0.3%
U.S. Treasury Bill 0.43%, 03/02/2017(e)(f)	3,860,000	3,853,155

TOTAL SHORT-TERM INVESTMENTS (Cost $22,362,713)		22,362,713

TOTAL INVESTMENTS – 99.9% (Cost $591,286,727)		1,513,038,166
Other Assets in Excess of Liabilities – 0.1%		1,890,382

NET ASSETS – 100.0%		$1,514,928,548

See accompanying Notes to Schedule of Investments.

5

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

(a)	Non-income producing security.

(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at September 30, 2016.

(d)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

(e)	All or part of this security has been designated as collateral for futures contracts.

(f)	Rate represents annualized yield at date of purchase.

REIT	Real Estate Investment Trust

At September 30, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
S&P 500 Financial Futures Contracts (long)	12/16/2016	206	$22,252,120	$392,473

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Consumer Discretionary	$187,429,507	$–	$–	$187,429,507
Consumer Staples	147,556,094	–	–	147,556,094
Energy	107,547,458	–	–	107,547,458
Financials	191,237,939	–	–	191,237,939
Health Care	218,689,275	–	–	218,689,275
Industrials	145,817,921	–	–	145,817,921
Information Technology	316,087,199	–	–	316,087,199
Materials	43,317,732	–	–	43,317,732
Real Estate	45,245,996	–	–	45,245,996
Telecommunication Services	39,179,692	–	–	39,179,692
Utilities	48,566,640	–	–	48,566,640
Short-Term Investments
Money Market Fund	18,509,558	–	–	18,509,558
U.S. Government Security	–	3,853,155	–	3,853,155

Total Investments	$1,509,185,011	$3,853,155	$–	$1,513,038,166

Other Financial Instruments:
Futures Contracts(a)	392,473	–	–	392,473

Total Investments and Other Financial Instruments	$1,509,577,484	$3,853,155	$–	$1,513,430,639

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 9/30/16	Value at 9/30/16	Dividend Income	Realized gain (loss)
State Street Corp.	34,247	$2,272,631	2,400	7,500	29,147	$2,029,506	$34,466	$72,613
State Street Institutional U.S. Government Money Market Fund, Premier Class	32,967,587	32,967,587	185,364,593	199,822,622	18,509,558	18,509,558	46,025	–

TOTAL		$35,240,218				$20,539,064	$80,491	$72,613

See accompanying Notes to Schedule of Investments.

6

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Schedule of Investments

September 30, 2016 (Unaudited)

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments (including registered investment companies) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

7

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2016, is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended September 30, 2016.

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

8

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

For the period ended September 30, 2016, the Portfolio entered into futures contracts for cash equitization and return enhancement.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2016 are disclosed in the Schedule of Investments.

Aggregate Unrealized Appreciation and Depreciation

As of September 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Portfolio	$591,286,727	$936,361,217	$14,609,778	$921,751,439

9

Quarterly Report

30 September 2016

State Street Master Funds

State Street International Developed Equity Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Quarterly Report

September 30, 2016 (Unaudited)

Schedule of Investments	1

Notes to Schedule of Investments	12

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – 97.7%
Australia – 7.2%
AGL Energy, Ltd.	97,501	$1,427,259
Alumina, Ltd.	419,565	472,306
Amcor, Ltd.	165,113	1,922,870
AMP, Ltd.	423,338	1,720,802
APA Group	170,346	1,115,887
Aristocrat Leisure, Ltd.	83,749	1,018,834
ASX, Ltd.	28,383	1,051,406
Aurizon Holdings, Ltd.	307,536	1,111,795
AusNet Services	238,184	300,173
Australia & New Zealand Banking Group, Ltd.	425,123	9,054,595
Bank of Queensland, Ltd.	63,845	559,110
Bendigo & Adelaide Bank, Ltd.	56,169	465,794
BHP Billiton PLC	308,301	4,646,597
BHP Billiton, Ltd.	465,823	8,068,158
Boral, Ltd.	119,942	623,853
Brambles, Ltd.	224,118	2,065,546
Caltex Australia, Ltd.	39,734	1,050,380
Challenger, Ltd.	92,804	726,627
CIMIC Group, Ltd.	13,823	306,105
Coca-Cola Amatil, Ltd.	92,076	725,938
Cochlear, Ltd.	8,884	962,837
Commonwealth Bank of Australia	250,724	13,979,352
Computershare, Ltd.	59,681	473,301
Crown Resorts, Ltd.	46,027	464,232
CSL, Ltd.	67,357	5,538,078
Dexus Property Group REIT	148,887	1,046,325
Domino’s Pizza Enterprises, Ltd.	10,034	543,592
DUET Group	368,606	709,586
Flight Centre Travel Group, Ltd.	6,354	177,854
Fortescue Metals Group, Ltd.	243,023	930,068
Goodman Group REIT	256,408	1,436,898
GPT Group REIT	264,000	1,027,896
Harvey Norman Holdings, Ltd.	74,061	296,422
Healthscope, Ltd.	281,376	664,515
Incitec Pivot, Ltd.	273,735	594,863
Insurance Australia Group, Ltd.	349,850	1,473,192
LendLease Group	86,686	939,248
Macquarie Group, Ltd.	44,774	2,831,339
Medibank Pvt, Ltd.	429,874	818,797
Mirvac Group REIT	548,883	946,148
National Australia Bank, Ltd.	386,687	8,311,132
Newcrest Mining, Ltd.	109,185	1,842,817
Oil Search, Ltd.	200,304	1,103,035
Orica, Ltd.	57,261	670,709
Origin Energy, Ltd.	256,807	1,082,893
Platinum Asset Management, Ltd.	25,494	98,642
Qantas Airways, Ltd.	64,362	154,565
QBE Insurance Group, Ltd.	197,587	1,413,651
Ramsay Health Care, Ltd.	20,653	1,256,545
REA Group, Ltd.	5,701	247,932
Santos, Ltd.	237,113	668,211
Scentre Group REIT	778,320	2,809,513
SEEK, Ltd.	41,456	496,911

Sonic Healthcare, Ltd.	57,876	979,949
South32, Ltd.	776,203	1,446,047
Stockland REIT	347,428	1,272,262
Suncorp Group, Ltd.	183,986	1,716,252
Sydney Airport	169,273	907,197
Tabcorp Holdings, Ltd.	107,735	412,500
Tatts Group, Ltd.	237,214	666,620
Telstra Corp., Ltd.	604,998	2,411,882
TPG Telecom, Ltd.	56,237	373,130
Transurban Group Stapled Security	287,655	2,513,578
Treasury Wine Estates, Ltd.	114,482	971,446
Vicinity Centres REIT	511,437	1,247,111
Vocus Communications, Ltd.	83,448	400,150
Wesfarmers, Ltd.	163,930	5,556,686
Westfield Corp.	280,153	2,095,998
Westpac Banking Corp.	487,633	11,093,258
Woodside Petroleum, Ltd.	110,836	2,457,219
Woolworths, Ltd.	188,782	3,379,465

		134,345,884

Austria – 0.2%
ANDRITZ AG	11,932	649,564
Erste Group Bank AG(a)	43,223	1,280,419
OMV AG	23,829	686,360
Raiffeisen Bank International AG(a)	10,655	162,246
Voestalpine AG	18,532	640,926

		3,419,515

Belgium – 1.4%
Ageas	29,695	1,086,185
Anheuser-Busch InBev SA	117,077	15,402,713
Colruyt SA	11,037	613,192
Groupe Bruxelles Lambert SA	12,499	1,109,891
KBC Group NV(a)	35,718	2,085,905
Proximus SADP	23,118	691,875
Solvay SA	10,814	1,253,544
Telenet Group Holding NV(a)	9,109	476,028
UCB SA	18,235	1,412,058
Umicore SA	14,193	891,521

		25,022,912

Chile – 0.0%(b)
Antofagasta PLC	67,870	460,757

China – 0.0%(b)
Yangzijiang Shipbuilding Holdings, Ltd.	256,000	141,642

Denmark – 1.7%
AP Moeller - Maersk A/S Class A	599	841,836
AP Moeller - Maersk A/S Class B	925	1,360,979
Carlsberg A/S Class B	15,429	1,475,044
Chr Hansen Holding A/S	15,346	914,349
Coloplast A/S Class B	17,552	1,365,443
Danske Bank A/S	99,564	2,913,691
DSV A/S	29,051	1,449,930
Genmab A/S(a)	8,203	1,404,379
ISS A/S	25,755	1,070,557
Novo Nordisk A/S Class B	277,928	11,587,083

See accompanying Notes to Schedule of Investments.

1

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Denmark – (continued)
Novozymes A/S Class B	33,663	$1,485,173
Pandora A/S	16,498	1,998,819
TDC A/S	129,400	762,309
Tryg A/S	20,264	407,280
Vestas Wind Systems A/S	31,658	2,615,832
William Demant Holding A/S(a)	21,003	428,743

		32,081,447

Finland – 1.0%
Elisa Oyj	21,489	792,258
Fortum Oyj	67,299	1,087,983
Kone Oyj Class B	47,645	2,419,762
Metso Oyj	17,839	520,794
Neste Oyj	19,205	819,536
Nokia Oyj(c)	75,703	438,213
Nokia Oyj(c)	772,722	4,480,763
Nokian Renkaat Oyj	16,736	610,439
Orion Oyj Class B	16,157	637,224
Sampo Oyj Class A	63,160	2,807,162
Stora Enso Oyj Class R	83,346	740,679
UPM-Kymmene Oyj	76,692	1,619,967
Wartsila Oyj Abp	22,564	1,016,212

		17,990,992

France – 9.3%
Accor SA	27,213	1,080,225
Aeroports de Paris	3,598	357,159
Air Liquide SA	56,355	6,045,735
Airbus Group SE	85,872	5,210,324
Alstom SA(a)	24,765	655,557
Arkema SA	9,980	924,341
Atos SE	12,792	1,377,721
AXA SA	282,437	6,007,628
BNP Paribas SA	153,652	7,906,037
Bollore SA	143,645	500,258
Bouygues SA	30,676	1,017,725
Bureau Veritas SA	41,281	886,040
Cap Gemini SA	23,217	2,277,186
Carrefour SA	78,940	2,047,603
Casino Guichard Perrachon SA	6,952	338,519
Christian Dior SE	7,871	1,412,204
Cie de Saint-Gobain	72,520	3,139,197
Cie Generale des Etablissements Michelin	27,175	3,010,429
CNP Assurances	29,292	492,329
Credit Agricole SA	152,839	1,508,193
Danone SA	85,598	6,358,441
Dassault Systemes	18,463	1,603,424
Edenred	33,018	771,862
Eiffage SA	9,128	709,662
Electricite de France SA	42,419	516,540
Engie SA	216,101	3,351,925
Essilor International SA	30,041	3,876,707
Eurazeo SA	4,906	284,728
Eutelsat Communications SA	29,017	600,816
Fonciere Des Regions	4,166	388,359
Gecina SA REIT	6,372	1,004,563
Groupe Eurotunnel SE	73,525	796,771
Hermes International	3,782	1,540,311

ICADE	6,016	469,605
Iliad SA	4,163	874,316
Imerys SA	4,261	307,883
Ingenico Group SA	8,184	715,847
JCDecaux SA	12,680	410,167
Kering	10,767	2,173,468
Klepierre REIT	31,709	1,456,120
L’Oreal SA	36,761	6,950,959
Lagardere SCA	14,870	378,835
Legrand SA	37,852	2,232,235
LVMH Moet Hennessy Louis Vuitton SE	40,459	6,901,464
Natixis SA	151,944	709,237
Orange SA	290,004	4,545,471
Pernod Ricard SA	31,041	3,677,787
Peugeot SA(a)	71,340	1,089,854
Publicis Groupe SA	26,935	2,038,928
Remy Cointreau SA	2,648	226,055
Renault SA	27,267	2,244,133
Rexel SA	48,002	735,607
Safran SA	46,315	3,332,406
Sanofi	168,703	12,852,039
Schneider Electric SE	81,230	5,652,933
SCOR SE	25,924	806,507
SFR Group SA	13,448	396,276
Societe BIC SA	4,605	681,119
Societe Generale SA	112,006	3,876,315
Sodexo SA	13,541	1,613,648
Suez Environment Co.	51,360	849,076
Technip SA	16,580	1,019,651
Thales SA	15,925	1,466,976
TOTAL SA	326,450	15,532,374
Unibail-Rodamco SE	14,428	3,891,821
Valeo SA	34,107	1,991,581
Veolia Environnement SA	68,000	1,567,456
Vinci SA	72,900	5,584,795
Vivendi SA	172,141	3,475,621
Wendel SA	3,558	415,381
Zodiac Aerospace	32,358	787,831

		171,930,296

Germany – 8.7%
adidas AG	27,458	4,777,532
Allianz SE	66,136	9,832,419
Axel Springer SE	5,227	267,955
BASF SE	132,823	11,377,566
Bayer AG	120,793	12,136,131
Bayerische Motoren Werke AG	48,315	4,069,522
Bayerische Motoren Werke AG Preference Shares	8,795	649,369
Beiersdorf AG	15,235	1,438,654
Brenntag AG	22,486	1,229,326
Commerzbank AG	156,978	1,014,633
Continental AG	16,252	3,425,689
Covestro AG(d)	11,551	683,840
Daimler AG	139,342	9,831,398
Deutsche Bank AG(a)	194,791	2,539,775
Deutsche Boerse AG(a)	27,304	2,217,107
Deutsche Lufthansa AG	27,196	303,312
Deutsche Post AG	141,620	4,435,683
Deutsche Telekom AG	467,379	7,855,349

See accompanying Notes to Schedule of Investments.

2

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Germany – (continued)
Deutsche Wohnen AG	48,169	$1,753,479
E.ON SE	282,674	2,009,908
Evonik Industries AG	22,201	751,901
Fraport AG Frankfurt Airport Services Worldwide	6,934	379,651
Fresenius Medical Care AG & Co. KGaA	32,456	2,840,582
Fresenius SE & Co. KGaA	59,746	4,774,516
Fuchs Petrolub SE Preference Shares	8,355	381,612
GEA Group AG	26,379	1,467,180
Hannover Rueck SE	9,355	1,003,214
HeidelbergCement AG	20,138	1,905,250
Henkel AG & Co. KGaA	14,898	1,738,308
Henkel AG & Co. KGaA Preference Shares	25,899	3,526,291
HOCHTIEF AG	3,385	477,899
HUGO BOSS AG	10,709	593,039
Infineon Technologies AG	167,772	2,992,828
KS AG	30,127	572,301
Lanxess AG	14,473	901,265
Linde AG	27,102	4,607,036
MAN SE	5,739	605,551
Merck KGaA	18,402	1,985,724
METRO AG	26,815	798,488
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	23,138	4,323,120
OSRAM Licht AG	11,474	674,326
Porsche Automobil Holding SE Preference Shares	23,397	1,197,303
ProSiebenSat.1 Media SE	31,599	1,355,355
RWE AG(a)	74,602	1,288,857
SAP SE	143,541	13,132,420
Schaeffler AG Preference Shares	27,293	432,392
Siemens AG	111,726	13,106,268
Symrise AG	17,862	1,310,427
Telefonica Deutschland Holding AG	123,988	500,110
ThyssenKrupp AG	53,374	1,275,770
TUI AG	73,661	1,049,018
United Internet AG	19,109	846,620
Volkswagen AG Preference Shares	27,122	3,574,276
Volkswagen AG	5,155	746,757
Vonovia SE	65,777	2,494,550
Zalando SE(a)(d)	14,199	593,491

		162,052,343

Hong Kong – 3.4%
AIA Group, Ltd.	1,753,200	11,790,501
ASM Pacific Technology, Ltd.	41,900	346,842
Bank of East Asia, Ltd.	181,383	740,335
BOC Hong Kong Holdings, Ltd.	529,500	1,801,675
Cathay Pacific Airways, Ltd.	209,000	292,186

Cheung Kong Infrastructure Holdings, Ltd.	99,000	853,917
Cheung Kong Property Holdings, Ltd.	398,465	2,931,221
CK Hutchison Holdings, Ltd.	394,000	5,036,495
CLP Holdings, Ltd.	232,500	2,408,155
First Pacific Co., Ltd.	314,000	224,299
Galaxy Entertainment Group, Ltd.	358,000	1,361,458
Hang Lung Properties, Ltd.	354,000	803,038
Hang Seng Bank, Ltd.	109,100	1,958,597
Henderson Land Development Co., Ltd.	168,868	1,007,654
HK Electric Investments & HK Electric Investments, Ltd.(d)	455,490	448,357
HKT Trust & HKT, Ltd.	424,000	598,065
Hong Kong & China Gas Co., Ltd.	1,086,000	2,062,213
Hong Kong Exchanges and Clearing, Ltd.	169,409	4,483,726
Hongkong Land Holdings, Ltd.	172,000	1,225,462
Hysan Development Co., Ltd.	105,000	494,059
Jardine Matheson Holdings, Ltd.	37,200	2,254,692
Kerry Properties, Ltd.	118,000	387,684
Li & Fung, Ltd.	766,000	394,719
Link REIT	319,000	2,355,023
Melco Crown Entertainment, Ltd. ADR	32,723	527,168
MTR Corp., Ltd.	214,145	1,183,439
New World Development Co., Ltd.	818,779	1,073,721
Noble Group, Ltd.(a)	1,466,000	165,221
NWS Holdings, Ltd.	260,961	437,346
PCCW, Ltd.	533,000	328,301
Power Assets Holdings, Ltd.	197,500	1,932,782
Sands China, Ltd.	350,400	1,535,936
Shangri-La Asia, Ltd.	162,000	178,067
Sino Land Co., Ltd.	479,556	854,776
SJM Holdings, Ltd.	256,000	189,725
Sun Hung Kai Properties, Ltd.	214,000	3,253,578
Swire Pacific, Ltd. Class A	84,500	915,208
Swire Properties, Ltd.	193,600	569,443
Techtronic Industries Co., Ltd.	206,500	808,968
WH Group, Ltd.(d)	893,000	721,802
Wharf Holdings, Ltd.	197,000	1,445,388
Wheelock & Co., Ltd.	127,000	754,394
Yue Yuen Industrial Holdings, Ltd.	96,000	396,776

		63,532,412

Ireland – 0.7%
Bank of Ireland(a)	3,952,082	826,602
CRH PLC	120,586	4,005,783
Experian PLC	143,370	2,870,540
James Hardie Industries PLC	65,341	1,022,869
Kerry Group PLC Class A	22,557	1,879,923
Paddy Power Betfair PLC	11,471	1,297,614
Ryanair Holdings PLC ADR	3,179	238,520

		12,141,851

See accompanying Notes to Schedule of Investments.

3

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Israel – 0.6%
Azrieli Group, Ltd.	7,782	$340,431
Bank Hapoalim BM	158,678	899,630
Bank Leumi Le-Israel BM (a)	210,578	800,206
Bezeq The Israeli Telecommunication Corp., Ltd.	319,597	602,094
Check Point Software Technologies, Ltd. (a)	18,943	1,470,166
Israel Chemicals, Ltd.	90,984	353,896
Mizrahi Tefahot Bank, Ltd.	25,993	330,086
Nice-Systems, Ltd.	9,356	622,035
Teva Pharmaceutical Industries, Ltd.	133,383	6,181,548

		11,600,092

Italy – 1.7%
Assicurazioni Generali SpA	166,066	2,027,471
Atlantia SpA	59,489	1,511,484
Enel SpA	1,111,483	4,955,555
Eni SpA	370,121	5,335,688
EXOR SpA	16,949	686,563
Ferrari NV	18,308	951,764
Intesa Sanpaolo SpA (c)	1,844,336	4,096,259
Intesa Sanpaolo SpA (c)	134,298	281,876
Leonardo-Finmeccanica SpA (a)	61,820	700,991
Luxottica Group SpA	24,693	1,179,887
Mediobanca SpA	91,509	595,813
Poste Italiane SpA (d)	85,106	584,143
Prysmian SpA	30,924	810,085
Saipem SpA (a)	705,226	298,906
Snam SpA	349,250	1,937,320
Telecom Italia SpA/Milano (a)(c)	1,468,247	1,220,456
Telecom Italia SpA/Milano (a)(c)	963,350	654,225
Terna Rete Elettrica Nazionale SpA	220,464	1,136,847
UniCredit SpA	728,894	1,699,668
Unione di Banche Italiane SpA	107,263	247,316
UnipolSai SpA	126,413	205,909

		31,118,226

Japan – 23.4%
ABC-Mart, Inc.	5,800	395,520
Acom Co., Ltd. (a)	52,500	247,855
Aeon Co., Ltd.	94,800	1,404,549
AEON Financial Service Co., Ltd.	12,600	220,857
Aeon Mall Co., Ltd.	16,200	256,231
Air Water, Inc.	25,000	472,743
Aisin Seiki Co., Ltd.	27,800	1,275,380
Ajinomoto Co., Inc.	79,300	1,770,551
Alfresa Holdings Corp.	29,300	621,266
Alps Electric Co., Ltd.	28,500	688,877
Amada Holdings Co., Ltd.	56,400	587,501
ANA Holdings, Inc.	148,000	402,633
Aozora Bank, Ltd.	185,000	638,532
Asahi Glass Co., Ltd.	150,000	971,233
Asahi Group Holdings, Ltd.	55,300	2,017,212
Asahi Kasei Corp.	182,000	1,452,393
Asics Corp.	19,400	391,417

Astellas Pharma, Inc.	307,800	4,814,192
Bandai Namco Holdings, Inc.	31,200	956,292
Bank of Kyoto, Ltd.	41,000	300,528
Benesse Holdings, Inc.	7,800	199,498
Bridgestone Corp.	96,100	3,545,580
Brother Industries, Ltd.	38,300	674,306
Calbee, Inc.	10,000	379,406
Canon, Inc.	155,700	4,526,587
Casio Computer Co., Ltd.	37,900	531,372
Central Japan Railway Co.	21,100	3,617,418
Chiba Bank, Ltd.	110,000	625,575
Chubu Electric Power Co., Inc.	93,900	1,368,178
Chugai Pharmaceutical Co., Ltd.	32,900	1,190,787
Chugoku Bank, Ltd.	30,400	371,337
Chugoku Electric Power Co., Inc.	44,000	554,035
Concordia Financial Group, Ltd.	175,700	767,683
Credit Saison Co., Ltd.	21,200	352,455
CYBERDYNE, Inc. (a)	11,000	172,517
Dai Nippon Printing Co., Ltd.	85,000	834,972
Dai-ichi Life Insurance Co., Ltd.	153,300	2,106,108
Daicel Corp.	39,700	502,386
Daiichi Sankyo Co., Ltd.	85,800	2,064,487
Daikin Industries, Ltd.	34,700	3,242,535
Daito Trust Construction Co., Ltd.	10,300	1,649,655
Daiwa House Industry Co., Ltd.	80,600	2,215,099
Daiwa House REIT Investment Corp.	196	575,367
Daiwa Securities Group, Inc.	240,000	1,353,142
Denso Corp.	72,600	2,901,075
Dentsu, Inc.	31,000	1,580,009
Don Quijote Holdings Co., Ltd.	19,000	697,984
East Japan Railway Co.	48,700	4,401,934
Eisai Co., Ltd.	35,800	2,242,153
Electric Power Development Co., Ltd.	23,900	575,214
FamilyMart UNY Holdings Co., Ltd.	11,800	788,814
FANUC Corp.	28,500	4,820,744
Fast Retailing Co., Ltd.	7,500	2,418,522
Fuji Electric Co., Ltd.	96,000	441,808
Fuji Heavy Industries, Ltd.	88,400	3,321,308
FUJIFILM Holdings Corp.	62,000	2,299,833
Fujitsu, Ltd.	270,000	1,455,047
Fukuoka Financial Group, Inc.	97,000	403,722
GungHo Online Entertainment, Inc.	58,900	144,929
Hachijuni Bank, Ltd.	56,700	295,711
Hakuhodo DY Holdings, Inc.	27,200	319,228
Hamamatsu Photonics KK	21,800	671,614
Hankyu Hanshin Holdings, Inc.	35,300	1,218,787
Hikari Tsushin, Inc.	3,900	362,657
Hino Motors, Ltd.	34,000	363,764
Hirose Electric Co., Ltd.	5,100	671,487
Hiroshima Bank, Ltd.	90,000	373,835
Hisamitsu Pharmaceutical Co., Inc.	7,500	405,935

See accompanying Notes to Schedule of Investments.

4

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Japan – (continued)
Hitachi Chemical Co., Ltd.	14,100	$324,422
Hitachi Construction Machinery Co., Ltd.	19,300	385,394
Hitachi High-Technologies Corp.	11,800	473,019
Hitachi Metals, Ltd.	28,800	354,793
Hitachi, Ltd.	713,000	3,346,153
Hokuriku Electric Power Co.	30,100	367,307
Honda Motor Co., Ltd.	236,500	6,834,892
Hoshizaki Corp.	7,900	721,917
Hoya Corp.	57,400	2,312,268
Hulic Co., Ltd.	50,000	511,571
Idemitsu Kosan Co., Ltd.	11,800	244,647
IHI Corp.	235,000	683,903
Iida Group Holdings Co., Ltd.	19,000	382,860
Inpex Corp.	138,100	1,257,406
Isetan Mitsukoshi Holdings, Ltd.	55,600	548,213
Isuzu Motors, Ltd.	87,200	1,027,856
ITOCHU Corp.	211,600	2,667,634
Iyo Bank, Ltd.	25,600	155,237
J Front Retailing Co., Ltd.	40,200	527,104
Japan Airlines Co., Ltd.	19,600	576,948
Japan Airport Terminal Co., Ltd.	5,500	210,602
Japan Exchange Group, Inc.	76,200	1,193,115
Japan Post Bank Co., Ltd.	61,200	728,233
Japan Post Holdings Co., Ltd.	67,000	843,437
Japan Prime Realty Investment Corp.	105	474,715
Japan Real Estate Investment Corp.	191	1,143,743
Japan Retail Fund Investment Corp. REIT	380	938,515
Japan Tobacco, Inc.	159,900	6,554,587
JFE Holdings, Inc.	76,300	1,116,931
JGC Corp.	34,100	594,452
Joyo Bank, Ltd.(a) (e)	73,000	303,635
JSR Corp.	24,000	377,741
JTEKT Corp.	27,700	416,629
JX Holdings, Inc.	309,200	1,253,235
Kajima Corp.	139,000	974,049
Kakaku.com, Inc.	18,200	330,019
Kamigumi Co., Ltd.	40,000	349,441
Kaneka Corp.	49,000	388,491
Kansai Electric Power Co., Inc.(a)	104,800	954,724
Kansai Paint Co., Ltd.	33,200	728,770
Kao Corp.	73,500	4,161,290
Kawasaki Heavy Industries, Ltd.	218,000	676,346
KDDI Corp.	268,600	8,333,270
Keihan Holdings Co., Ltd.	84,000	588,313
Keikyu Corp.	73,000	762,771
Keio Corp.	88,000	770,604
Keisei Electric Railway Co., Ltd.	23,000	575,849
Keyence Corp.	6,700	4,915,803

Kikkoman Corp.	23,000	737,635
Kintetsu Group Holdings Co., Ltd.	267,000	1,122,139
Kirin Holdings Co., Ltd.	117,300	1,952,185
Kobe Steel, Ltd.(a)	36,300	329,693
Koito Manufacturing Co., Ltd.	17,300	843,149
Komatsu, Ltd.	136,700	3,140,125
Konami Holdings Corp.	15,400	595,883
Konica Minolta, Inc.	59,300	502,865
Kose Corp.	3,800	389,646
Kubota Corp.	150,300	2,278,012
Kuraray Co., Ltd.	56,000	831,908
Kurita Water Industries, Ltd.	17,800	423,537
Kyocera Corp.	45,700	2,199,070
Kyowa Hakko Kirin Co., Ltd.	40,300	637,429
Kyushu Electric Power Co., Inc.	69,300	651,365
Kyushu Financial Group, Inc.	42,000	286,559
Lawson, Inc.	10,300	814,794
LIXIL Group Corp.	42,100	903,180
M3, Inc.	29,000	994,055
Mabuchi Motor Co., Ltd.	6,500	361,189
Makita Corp.	16,400	1,170,112
Marubeni Corp.	240,700	1,238,208
Marui Group Co., Ltd.	28,700	379,645
Maruichi Steel Tube, Ltd.	6,200	214,681
Mazda Motor Corp.	82,800	1,272,054
McDonald’s Holdings Co., Japan, Ltd.	8,000	235,971
Medipal Holdings Corp.	28,900	501,649
MEIJI Holdings Co., Ltd.	16,500	1,640,560
Minebea Co., Ltd.	41,000	388,299
Miraca Holdings, Inc.	9,700	484,345
Mitsubishi Chemical Holdings Corp.	206,600	1,297,049
Mitsubishi Corp.	220,300	5,028,914
Mitsubishi Electric Corp.	282,000	3,619,307
Mitsubishi Estate Co., Ltd.	185,000	3,476,613
Mitsubishi Gas Chemical Co., Inc.	30,000	430,106
Mitsubishi Heavy Industries, Ltd.	457,000	1,914,322
Mitsubishi Logistics Corp.	15,000	217,239
Mitsubishi Materials Corp.	13,700	375,245
Mitsubishi Motors Corp.	83,400	390,123
Mitsubishi Tanabe Pharma Corp.	36,200	776,418
Mitsubishi UFJ Financial Group, Inc.	1,845,400	9,361,874
Mitsubishi UFJ Lease & Finance Co., Ltd.	47,800	219,654
Mitsui & Co., Ltd.	252,100	3,498,655
Mitsui Chemicals, Inc.	141,000	671,629
Mitsui Fudosan Co., Ltd.	126,000	2,684,281
Mitsui OSK Lines, Ltd.	136,000	316,691
Mixi, Inc.	5,600	203,173
Mizuho Financial Group, Inc.	3,439,400	5,804,910
MS&AD Insurance Group Holdings, Inc.	72,100	2,012,292
Murata Manufacturing Co., Ltd.	28,000	3,659,980
Nabtesco Corp.	18,700	530,515

See accompanying Notes to Schedule of Investments.

5

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Japan – (continued)
Nagoya Railroad Co., Ltd.	146,000	$795,578
NEC Corp.	385,000	994,378
Nexon Co., Ltd.	29,000	456,179
NGK Insulators, Ltd.	39,100	813,644
NGK Spark Plug Co., Ltd.	29,600	523,765
NH Foods, Ltd.	27,000	653,151
NHK Spring Co., Ltd.	31,800	308,702
Nidec Corp.	35,400	3,276,656
Nikon Corp.	51,400	768,682
Nintendo Co., Ltd.	16,500	4,424,024
Nippon Building Fund, Inc.	205	1,300,644
Nippon Electric Glass Co., Ltd.	76,000	394,066
Nippon Express Co., Ltd.	134,000	627,313
Nippon Paint Holdings Co., Ltd.	25,500	854,481
Nippon Prologis, Inc. REIT	256	648,382
Nippon Steel & Sumitomo Metal Corp.	114,300	2,348,723
Nippon Telegraph & Telephone Corp.	100,900	4,621,138
Nippon Yusen KK	200,000	374,985
Nissan Motor Co., Ltd.	365,300	3,588,133
Nisshin Seifun Group, Inc.	33,100	505,227
Nissin Foods Holdings Co., Ltd.	9,400	572,115
Nitori Holdings Co., Ltd.	11,600	1,392,446
Nitto Denko Corp.	23,700	1,541,343
NOK Corp.	13,100	287,043
Nomura Holdings, Inc.	514,500	2,308,938
Nomura Real Estate Holdings, Inc.	13,600	230,203
Nomura Real Estate Master Fund, Inc.	571	953,664
Nomura Research Institute, Ltd.	19,900	687,781
NSK, Ltd.	70,500	723,819
NTT Data Corp.	19,500	975,261
NTT DOCOMO, Inc.	199,000	5,062,186
NTT Urban Development Corp.	17,900	173,173
Obayashi Corp.	96,800	961,465
Obic Co., Ltd.	7,900	421,247
Odakyu Electric Railway Co., Ltd.	45,500	1,014,555
Oji Holdings Corp.	104,000	412,778
Olympus Corp.	42,200	1,475,718
Omron Corp.	28,500	1,027,273
Ono Pharmaceutical Co., Ltd.	59,200	1,655,176
Oracle Corp. Japan	4,900	277,222
Oriental Land Co., Ltd.	31,200	1,902,637
ORIX Corp.	197,700	2,920,631
Osaka Gas Co., Ltd.	275,000	1,155,005
Otsuka Corp.	9,100	432,817
Otsuka Holdings Co., Ltd.	55,200	2,519,640
Panasonic Corp.	326,100	3,266,015
Park24 Co., Ltd.	13,000	423,383
Pola Orbis Holdings, Inc.	2,400	215,138
Rakuten, Inc.	133,100	1,739,796
Recruit Holdings Co., Ltd.	54,900	2,242,642
Resona Holdings, Inc.	318,700	1,342,178
Ricoh Co., Ltd.	103,900	941,534

Rinnai Corp.	5,600	522,046
Rohm Co., Ltd.	11,900	628,121
Ryohin Keikaku Co., Ltd.	3,800	768,505
Sankyo Co., Ltd.	5,100	174,479
Santen Pharmaceutical Co., Ltd.	58,800	869,463
SBI Holdings, Inc.	25,100	300,219
Secom Co., Ltd.	29,800	2,228,370
Sega Sammy Holdings, Inc.	32,200	459,966
Seibu Holdings, Inc.	28,800	476,092
Seiko Epson Corp.	43,000	829,127
Sekisui Chemical Co., Ltd.	63,900	920,292
Sekisui House, Ltd.	87,300	1,489,358
Seven & i Holdings Co., Ltd.	109,800	5,198,000
Seven Bank, Ltd.	69,300	222,267
Sharp Corp.(a)	221,000	293,510
Shikoku Electric Power Co., Inc.(a)	16,900	167,356
Shimadzu Corp.	37,000	565,458
Shimamura Co., Ltd.	3,700	451,066
Shimano, Inc.	10,700	1,591,400
Shimizu Corp.	72,000	644,390
Shin-Etsu Chemical Co., Ltd.	56,800	3,968,574
Shinsei Bank, Ltd.	225,000	341,667
Shionogi & Co., Ltd.	42,500	2,180,434
Shiseido Co., Ltd.	54,900	1,456,075
Shizuoka Bank, Ltd.	86,000	689,984
Showa Shell Sekiyu KK	20,300	188,971
SMC Corp.	8,100	2,341,969
SoftBank Group Corp.	139,100	9,027,335
Sohgo Security Services Co., Ltd.	11,200	602,751
Sompo Japan Nipponkoa Holdings, Inc.	50,600	1,501,725
Sony Corp.	183,500	6,087,868
Sony Financial Holdings, Inc.	22,800	314,429
Stanley Electric Co., Ltd.	23,600	638,974
Start Today Co., Ltd.	30,300	522,083
Sumitomo Chemical Co., Ltd.	242,000	1,076,792
Sumitomo Corp.	169,700	1,902,357
Sumitomo Dainippon Pharma Co., Ltd.	26,900	521,738
Sumitomo Electric Industries, Ltd.	108,600	1,537,369
Sumitomo Heavy Industries, Ltd.	94,000	465,094
Sumitomo Metal Mining Co., Ltd.	73,000	1,009,651
Sumitomo Mitsui Financial Group, Inc.	195,100	6,599,511
Sumitomo Mitsui Trust Holdings, Inc.	47,700	1,560,589
Sumitomo Realty & Development Co., Ltd.	52,000	1,349,745
Sumitomo Rubber Industries, Ltd.	29,600	448,345
Sundrug Co., Ltd.	6,200	521,143
Suntory Beverage & Food, Ltd.	20,800	900,601
Suruga Bank, Ltd.	26,800	643,274
Suzuken Co., Ltd.	13,600	449,700
Suzuki Motor Corp.	52,300	1,754,212

See accompanying Notes to Schedule of Investments.

6

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Japan – (continued)
Sysmex Corp.	22,600	$1,679,090
T&D Holdings, Inc.	89,500	1,011,054
Taiheiyo Cement Corp.	200,000	576,288
Taisei Corp.	154,000	1,156,945
Taisho Pharmaceutical Holdings Co., Ltd.	5,900	605,539
Taiyo Nippon Sanso Corp.	12,000	125,379
Takashimaya Co., Ltd.	53,000	435,782
Takeda Pharmaceutical Co., Ltd.	103,700	4,977,171
TDK Corp.	17,900	1,200,941
Teijin, Ltd.	23,000	446,818
Terumo Corp.	48,700	1,875,865
THK Co., Ltd.	21,300	419,555
Tobu Railway Co., Ltd.	153,000	780,468
Toho Co., Ltd.	14,000	465,686
Toho Gas Co., Ltd.	63,000	590,759
Tohoku Electric Power Co., Inc.	67,900	886,705
Tokio Marine Holdings, Inc.	99,700	3,828,779
Tokyo Electric Power Co. Holdings, Inc.(a)	218,600	948,264
Tokyo Electron, Ltd.	22,400	1,982,538
Tokyo Gas Co., Ltd.	296,000	1,318,730
Tokyo Tatemono Co., Ltd.	23,400	281,872
Tokyu Corp.	155,000	1,184,024
Tokyu Fudosan Holdings Corp.	62,300	339,263
TonenGeneral Sekiyu KK	50,000	507,747
Toppan Printing Co., Ltd.	80,000	723,153
Toray Industries, Inc.	209,000	2,038,369
Toshiba Corp.(a)	576,000	1,922,693
TOTO, Ltd.	22,500	851,835
Toyo Seikan Group Holdings, Ltd.	19,900	352,303
Toyo Suisan Kaisha, Ltd.	14,500	615,987
Toyoda Gosei Co., Ltd.	9,700	225,837
Toyota Industries Corp.	23,900	1,110,890
Toyota Motor Corp.	388,100	22,543,425
Toyota Tsusho Corp.	32,200	749,353
Trend Micro, Inc.	18,100	632,294
Tsuruha Holdings, Inc.	5,700	659,834
Unicharm Corp.	58,400	1,517,431
United Urban Investment Corp.	461	839,687
USS Co., Ltd.	36,100	611,819
West Japan Railway Co.	23,900	1,484,668
Yahoo! Japan Corp.	212,100	847,196
Yakult Honsha Co., Ltd.	14,300	647,206
Yamada Denki Co., Ltd.	100,200	497,687
Yamaguchi Financial Group, Inc.	27,000	288,197
Yamaha Corp.	25,200	816,885
Yamaha Motor Co., Ltd.	43,800	886,128
Yamato Holdings Co., Ltd.	52,600	1,227,779
Yamazaki Baking Co., Ltd.	22,000	541,706
Yaskawa Electric Corp.	34,200	512,234
Yokogawa Electric Corp.	38,300	510,931
Yokohama Rubber Co., Ltd.	11,800	189,147

		435,259,201

Jordan – 0.0%(b)
Hikma Pharmaceuticals PLC	23,594	617,670

Luxembourg – 0.3%
ArcelorMittal(a)	263,568	1,607,976
Millicom International Cellular SA SDR	10,834	562,071
RTL Group SA(a)	6,365	528,984
SES SA	53,045	1,303,034
Tenaris SA	72,792	1,037,211

		5,039,276

Macau – 0.0%(b)
MGM China Holdings, Ltd.	169,200	295,880
Wynn Macau, Ltd.	201,200	335,865

		631,745

Mexico – 0.1%
Fresnillo PLC	35,255	829,046

Netherlands – 4.0%
ABN AMRO Group NV(d)	37,771	781,272
Aegon NV	288,008	1,099,024
AerCap Holdings NV(a)	26,299	1,012,248
Akzo Nobel NV	35,080	2,373,758
Altice NV Class A(a)	57,665	1,033,167
Altice NV Class B(a)	13,715	246,592
ASML Holding NV	53,578	5,874,015
Boskalis Westminster	14,615	520,367
Gemalto NV	12,582	806,442
Heineken Holding NV	14,704	1,178,493
Heineken NV	32,458	2,854,240
ING Groep NV	561,902	6,939,806
Koninklijke Ahold Delhaize NV	186,971	4,260,148
Koninklijke DSM NV	25,939	1,752,502
Koninklijke KPN NV	490,278	1,627,266
Koninklijke Philips NV	136,239	4,032,866
Koninklijke Vopak NV	9,149	480,029
NN Group NV	46,733	1,435,298
NXP Semiconductors NV(a)	42,752	4,361,131
OCI NV(a)	10,301	151,877
Randstad Holding NV	15,422	701,557
Royal Dutch Shell PLC Class A	622,277	15,514,982
Royal Dutch Shell PLC Class B	548,380	14,248,387
Wolters Kluwer NV	43,125	1,844,383

		75,129,850

New Zealand – 0.2%
Auckland International Airport, Ltd.	146,479	784,076
Contact Energy, Ltd.	116,874	428,407
Fletcher Building, Ltd.	106,395	832,139
Mercury NZ, Ltd.	76,048	168,427
Meridian Energy, Ltd.	159,311	301,617
Ryman Healthcare, Ltd.	46,924	328,957
Spark New Zealand, Ltd.	282,139	741,312

		3,584,935

Norway – 0.7%
DNB ASA	140,362	1,845,835
Gjensidige Forsikring ASA	32,985	617,104
Marine Harvest ASA(a)	59,901	1,074,817

See accompanying Notes to Schedule of Investments.

7

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Norway – (continued)
Norsk Hydro ASA	200,287	$866,244
Orkla ASA	119,506	1,237,871
Schibsted ASA Class A	13,202	388,892
Schibsted ASA Class B	15,363	412,328
Statoil ASA	167,226	2,808,245
Telenor ASA	112,619	1,937,142
Yara International ASA	26,541	884,680

		12,073,158

Portugal – 0.1%
EDP – Energias de Portugal SA	332,703	1,117,001
Galp Energia SGPS SA	66,475	908,538
Jeronimo Martins SGPS SA	36,591	634,435

		2,659,974

Singapore – 1.2%
Ascendas REIT	337,950	625,824
CapitaLand Commercial Trust	343,000	401,227
CapitaLand Mall Trust REIT	390,000	621,454
CapitaLand, Ltd.	392,000	925,591
City Developments, Ltd.	50,000	334,482
ComfortDelGro Corp., Ltd.	335,000	693,069
DBS Group Holdings, Ltd.	252,172	2,861,881
Genting Singapore PLC	953,000	526,741
Global Logistic Properties, Ltd.	415,000	572,536
Golden Agri-Resources, Ltd.	741,000	193,784
Hutchison Port Holdings Trust	627,000	279,902
Jardine Cycle & Carriage, Ltd.	12,333	389,629
Keppel Corp., Ltd.	223,000	887,707
Oversea-Chinese Banking Corp., Ltd.	436,026	2,779,370
Sembcorp Industries, Ltd.	117,000	223,949
Sembcorp Marine, Ltd.	90,000	86,792
Singapore Airlines, Ltd.	69,000	533,169
Singapore Exchange, Ltd.	123,000	671,023
Singapore Press Holdings, Ltd.	244,000	683,957
Singapore Technologies Engineering, Ltd.	247,000	587,626
Singapore Telecommunications, Ltd.	1,164,000	3,405,197
StarHub, Ltd.	71,000	179,311
Suntec Real Estate Investment Trust	318,000	401,066
United Overseas Bank, Ltd.	183,000	2,539,369
UOL Group, Ltd.	67,000	276,989
Wilmar International, Ltd.	294,000	698,138

		22,379,783

South Africa – 0.1%
Investec PLC	100,975	616,872
Mediclinic International PLC	47,524	571,141
Mondi PLC	53,824	1,133,328

		2,321,341

Spain – 2.9%
Abertis Infraestructuras SA	92,986	1,449,250
ACS Actividades de Construccion y Servicios SA	25,488	770,783
Aena SA(d)	9,759	1,441,102
Amadeus IT Group SA Class A	61,812	3,086,453

Banco Bilbao Vizcaya Argentaria SA	946,727	5,730,524
Banco de Sabadell SA	783,804	1,004,558
Banco Popular Espanol SA	512,183	634,164
Banco Santander SA	2,090,732	9,278,925
Bankia SA	751,511	616,917
Bankinter SA	107,017	761,737
CaixaBank SA	475,186	1,201,281
Distribuidora Internacional de Alimentacion SA	75,755	469,297
Enagas SA	34,959	1,052,067
Endesa SA	49,055	1,052,147
Ferrovial SA	70,078	1,492,752
Gas Natural SDG SA	51,472	1,058,588
Grifols SA	46,071	993,469
Iberdrola SA	778,939	5,298,443
Industria de Diseno Textil SA	158,719	5,887,323
Mapfre SA	125,941	352,502
Red Electrica Corp. SA	62,652	1,352,354
Repsol SA	157,592	2,141,623
Telefonica SA	650,403	6,580,190
Zardoya Otis SA	22,539	216,940

		53,923,389

Sweden – 2.7%
Alfa Laval AB	44,577	699,802
Assa Abloy AB Class B	141,041	2,868,023
Atlas Copco AB Class A	94,752	2,856,260
Atlas Copco AB Class B	58,796	1,608,735
Boliden AB	42,485	999,924
Electrolux AB Series B	37,284	935,087
Getinge AB Class B	32,302	627,040
Hennes & Mauritz AB Class B	138,611	3,917,585
Hexagon AB Class B	37,229	1,628,013
Husqvarna AB Class B	52,960	462,827
ICA Gruppen AB	13,522	447,272
Industrivarden AB Class C	27,746	514,236
Investor AB Class B	64,606	2,365,442
Kinnevik AB Class B	36,626	935,340
Lundin Petroleum AB(a)	30,763	563,833
Nordea Bank AB	444,122	4,416,211
Sandvik AB	152,797	1,683,569
Securitas AB Class B	46,973	787,703
Skandinaviska Enskilda Banken AB Class A	216,362	2,177,639
Skanska AB Class B	52,118	1,219,238
SKF AB Class B	58,768	1,016,235
Svenska Cellulosa AB SCA Class B	85,633	2,545,044
Svenska Handelsbanken AB Class A	220,221	3,031,198
Swedbank AB Class A	127,657	3,003,496
Swedish Match AB	30,182	1,108,903
Tele2 AB Class B	42,094	363,842
Telefonaktiebolaget LM Ericsson Class B	446,181	3,225,838
Telia Co. AB	372,303	1,669,795
Volvo AB Class B	218,571	2,498,935

		50,177,065

See accompanying Notes to Schedule of Investments.

8

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
Switzerland – 9.2%
ABB, Ltd.(a)	289,750	$6,544,520
Actelion, Ltd.(a)	15,172	2,638,560
Adecco Group AG	25,044	1,414,680
Aryzta AG(a)	14,306	637,734
Baloise Holding AG	7,877	955,828
Barry Callebaut AG(a)	370	493,486
Chocoladefabriken Lindt & Spruengli AG(c)	154	892,537
Chocoladefabriken Lindt & Spruengli AG(c)	16	1,094,368
Cie Financiere Richemont SA	77,211	4,719,113
Coca-Cola HBC AG(a)	29,579	688,676
Credit Suisse Group AG(a)	273,072	3,596,657
Dufry AG(a)	7,183	902,490
EMS-Chemie Holding AG	1,306	703,504
Galenica AG	619	659,684
Geberit AG	5,568	2,445,966
Givaudan SA	1,360	2,778,665
Glencore PLC(a)	1,785,002	4,898,390
Julius Baer Group, Ltd.(a)	33,901	1,384,865
Kuehne + Nagel International AG	8,156	1,187,848
LafargeHolcim, Ltd.(a)(c)	4,070	220,007
LafargeHolcim, Ltd.(a)(c)	62,670	3,401,879
Lonza Group AG(a)	7,904	1,516,093
Nestle SA	465,292	36,820,939
Novartis AG	326,123	25,793,479
Pargesa Holding SA	5,778	396,737
Partners Group Holding AG	2,615	1,324,053
Roche Holding AG	102,612	25,554,157
Schindler Holding AG(c)	6,656	1,252,588
Schindler Holding AG(c)	3,298	626,020
SGS SA	813	1,825,696
Sika AG	321	1,567,332
Sonova Holding AG	8,060	1,145,352
STMicroelectronics NV	101,844	832,689
Swatch Group AG(c)	8,419	469,779
Swatch Group AG(c)	4,685	1,331,015
Swiss Life Holding AG(a)	4,833	1,256,021
Swiss Prime Site AG(a)	10,706	942,231
Swiss Re AG	49,389	4,470,398
Swisscom AG	3,842	1,831,480
Syngenta AG	10,780	4,731,247
UBS Group AG	537,966	7,364,780
Wolseley PLC	36,334	2,048,008
Zurich Insurance Group AG(a)	22,193	5,735,840

		171,095,391

United Kingdom – 16.2%
3i Group PLC	142,189	1,201,490
Aberdeen Asset Management PLC	149,307	631,587
Admiral Group PLC	32,886	874,749
Aggreko PLC	30,813	380,714
Anglo American PLC(a)	198,863	2,485,433
Ashtead Group PLC	73,572	1,211,764
Associated British Foods PLC	50,764	1,714,243
AstraZeneca PLC	185,263	12,022,503
Auto Trader Group PLC(d)	157,716	830,931

Aviva PLC	600,174	3,432,168
Babcock International Group PLC	40,052	537,395
BAE Systems PLC	469,661	3,197,547
Barclays PLC	2,448,217	5,319,456
Barratt Developments PLC	155,655	998,699
Berkeley Group Holdings PLC	20,771	695,562
BP PLC	2,725,809	15,922,958
British American Tobacco PLC	272,519	17,418,396
British Land Co. PLC REIT	142,559	1,170,258
BT Group PLC	1,230,116	6,202,715
Bunzl PLC	48,284	1,426,949
Burberry Group PLC	67,953	1,215,238
Capita PLC	96,562	838,327
Centrica PLC	768,448	2,277,113
CNH Industrial NV	155,532	1,114,126
Cobham PLC	281,893	614,607
Coca-Cola European Partners PLC	32,974	1,313,556
Compass Group PLC	239,817	4,654,663
Croda International PLC	20,453	924,955
DCC PLC	12,908	1,175,355
Diageo PLC	367,960	10,562,863
Direct Line Insurance Group PLC	208,724	988,124
Dixons Carphone PLC	154,993	741,945
easyJet PLC	19,322	252,494
Fiat Chrysler Automobiles NV	134,034	852,288
G4S PLC	247,368	731,024
GKN PLC	263,639	1,096,379
GlaxoSmithKline PLC	712,899	15,217,089
Hammerson PLC	122,096	931,286
Hargreaves Lansdown PLC	41,540	685,513
HSBC Holdings PLC	2,893,296	21,796,049
ICAP PLC	88,175	532,184
IMI PLC	44,363	618,764
Imperial Brands PLC	139,065	7,173,503
Inmarsat PLC	71,204	650,542
InterContinental Hotels Group PLC	27,266	1,126,241
International Consolidated Airlines Group SA	130,111	675,359
Intertek Group PLC	23,642	1,069,638
Intu Properties PLC	154,211	592,531
ITV PLC	525,889	1,278,466
J Sainsbury PLC	252,674	806,551
Johnson Matthey PLC	29,432	1,258,161
Kingfisher PLC	327,991	1,603,807
Land Securities Group PLC REIT	113,588	1,560,002
Legal & General Group PLC	843,769	2,396,517
Lloyds Banking Group PLC	9,325,307	6,602,951
London Stock Exchange Group PLC	44,941	1,632,127
Marks & Spencer Group PLC	238,619	1,025,956
Meggitt PLC	120,068	702,342
Merlin Entertainments PLC(d)	113,079	645,142
National Grid PLC	543,098	7,686,939
Next PLC	21,555	1,337,168
Old Mutual PLC	703,294	1,847,549

See accompanying Notes to Schedule of Investments.

9

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
United Kingdom – (continued)
Pearson PLC	119,054	$1,166,390
Persimmon PLC	45,298	1,067,415
Petrofac, Ltd.	32,331	375,040
Provident Financial PLC	23,000	905,087
Prudential PLC	373,479	6,635,092
Randgold Resources, Ltd.	13,486	1,354,594
Reckitt Benckiser Group PLC	92,074	8,687,353
RELX NV	140,686	2,517,428
RELX PLC	155,915	2,963,194
Rio Tinto PLC	179,918	5,992,939
Rio Tinto, Ltd.	60,154	2,392,643
Rolls-Royce Holdings PLC(a)	259,552	2,426,865
Royal Bank of Scotland Group PLC(a)	507,619	1,177,756
Royal Mail PLC	139,794	889,031
RSA Insurance Group PLC	156,809	1,109,913
SABMiller PLC	140,947	8,228,140
Sage Group PLC	155,574	1,489,722
Schroders PLC	21,465	751,233
Segro PLC	118,524	697,869
Severn Trent PLC	34,519	1,122,531
Sky PLC	148,184	1,721,245
Smith & Nephew PLC	127,356	2,058,562
Smiths Group PLC	60,781	1,156,306
SSE PLC	150,407	3,060,836
St James’s Place PLC	81,049	997,069
Standard Chartered PLC(a)	478,986	3,906,442
Standard Life PLC	285,803	1,276,012
Tate & Lyle PLC	61,282	596,157
Taylor Wimpey PLC	482,410	964,320
Tesco PLC(a)	1,221,397	2,899,180
Travis Perkins PLC	39,316	785,909
Unilever NV	236,552	10,903,078
Unilever PLC	185,893	8,815,817
United Utilities Group PLC	99,098	1,289,989
Vodafone Group PLC	3,893,781	11,191,620
Weir Group PLC	34,206	755,052
Whitbread PLC	26,384	1,341,993
William Hill PLC	143,001	565,379
Wm Morrison Supermarkets PLC	346,172	979,618
Worldpay Group PLC(d)	279,733	1,074,920
WPP PLC	188,262	4,434,946

		301,205,636

United States – 0.7%
Carnival PLC	27,515	1,345,390
Mobileye NV(a)	26,837	1,142,451
QIAGEN NV(a)	34,355	947,657
Shire PLC	97,933	6,346,581
Shire PLC ADR	10,670	2,068,486
Taro Pharmaceutical Industries, Ltd.(a)	2,744	303,239

		12,153,804

TOTAL COMMON STOCKS (Cost $1,830,613,359)		1,814,919,633

SHORT-TERM INVESTMENT – 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.40%(f)(g) (Cost $33,896,893)	33,896,893	33,896,893

TOTAL INVESTMENTS – 99.5% (Cost $1,864,510,252)		1,848,816,526
Other Assets in Excess of Liabilities – 0.5%		10,089,830

NET ASSETS – 100.0%		$1,858,906,356

(a)	Non-income producing security.

(b)	Amount is less than 0.05% of net assets.

(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(d)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of September 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2016, total aggregate fair value of securities is $303,635, representing 0.0% of net assets.

(f)	The rate shown is the annualized seven-day yield at September 30, 2016.

(g)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2016 are shown in the Affiliate Table below.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At September 30, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Mini MSCI EAFE (long)	12/16/2016	490	$41,814,150	$68,093

See accompanying Notes to Schedule of Investments.

10

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of September 30, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$134,345,884	$—	$—	$134,345,884
Austria	3,419,515	—	—	3,419,515
Belgium	25,022,912	—	—	25,022,912
Chile	460,757	—	—	460,757
China	141,642	—	—	141,642
Denmark	32,081,447	—	—	32,081,447
Finland	17,990,992	—	—	17,990,992
France	171,930,296	—	—	171,930,296
Germany	162,052,343	—	—	162,052,343
Hong Kong	63,532,412	—	—	63,532,412
Ireland	12,141,851	—	—	12,141,851
Israel	11,600,092	—	—	11,600,092
Italy	31,118,226	—	—	31,118,226
Japan	434,955,566	303,635	—	435,259,201
Jordan	617,670	—	—	617,670
Luxembourg	5,039,276	—	—	5,039,276
Macau	631,745	—	—	631,745
Mexico	829,046	—	—	829,046
Netherlands	75,129,850	—	—	75,129,850
New Zealand	3,584,935	—	—	3,584,935
Norway	12,073,158	—	—	12,073,158
Portugal	2,659,974	—	—	2,659,974
Singapore	22,379,783	—	—	22,379,783
South Africa	2,321,341	—	—	2,321,341
Spain	53,923,389	—	—	53,923,389
Sweden	50,177,065	—	—	50,177,065
Switzerland	171,095,391	—	—	171,095,391
United Kingdom	301,205,636	—	—	301,205,636
United States	12,153,804	—	—	12,153,804
Short-Term Investment	33,896,893	—	—	33,896,893

Total Investments	$1,848,512,891	$303,635	$—	$1,848,816,526

Other Financial Instruments:
Futures Contracts(a)	68,093	—	—	68,093

Total Investments and Other Financial Instruments	$1,848,580,984	$303,635	$—	$1,848,884,619

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 4/30/16*	Value At 4/30/16*	Shares Purchased	Shares Sold	Number of Shares Held at 9/30/16	Value at 9/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	262,186,112	228,289,219	33,896,893	$33,896,893	$54,763	$—

Total		$—				$33,896,893	$54,763	$—

*Commencement	of operations.

See accompanying Notes to Schedules of Investments.

11

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements

September 30, 2016 (Unaudited)

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments (including registered investment companies) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;

12

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

September 30, 2016 (Unaudited)

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2016, is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolios had no transfers between levels for the period ended September 30, 2016.

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended September 30, 2016, the Portfolio entered into futures contracts for cash equitization and return enhancement.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2016 are disclosed in the Schedule of Investments.

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State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

September 30, 2016 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

As of September 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$1,864,510,252	$86,104,823	$101,798,549	$(15,693,726)

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Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Master Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: November 22, 2016

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer (Principal Financial Officer)

Date: November 22, 2016